UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-04297

VANECK FUNDS

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation
666 Third Avenue, New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2022

Item 1. Reports to Shareholders

SEMI-ANNUAL REPORT June 30, 2022 (unaudited)

VanEck Funds

CM Commodity Index Fund

Emerging Markets Bond Fund

Emerging Markets Fund

Emerging Markets Leaders Fund

Environmental Sustainability Fund

Global Resources Fund

International Investors Gold Fund

VanEck Morningstar Wide Moat Fund

800.826.2333	vaneck.com

Certain information contained in this President’s Letter represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of June 30, 2022.

VANECK FUNDS

PRESIDENT’S LETTER

June 30, 2022 (unaudited)

Dear Fellow Shareholders:

When will market volatility be over? The short answer: not yet. Financial tightening by central banks is never good for financial assets. And while the first half of 2022 has already been painful, we are only now, in mid-summer, experiencing the onset of “quantitative tightening,” when the central banks stop buying bonds. This, to me, is the final act in this process and it may take a few months to work itself out. I am hoping that there are no implosions by major, indebted countries, or major dislocations in fixed income or banking markets.

The second signal that will imply less pressure on financial markets—stocks and bonds—is weaker labor markets, because only that, I believe, will slow wage pressure and therefore inflation. While there will likely be many minor signals and headlines, we may not have confirmation of cooling wage pressure until year-end or later.

For over a year, I’ve been saying that we would be in a better position to gauge inflation persistence in the second half of 2022, because only now would we know whether inflationary psychology had affected wages. Well, here we are. Despite a cooling U.S. economy, the labor market is still hot. There is a strong relationship between wages and inflation, which historically becomes more pronounced during periods of high inflation. Based on the fact that the record-setting spending stimulus has led to wage inflation, our view now is that inflation will be higher for longer.

Rising Correlation: Upward Pressure on Wages Leads to Upward Pressure on Inflation

While we expect to be in an elevated inflation regime for an extended period of time, there should be some temporary relief on the horizon from the negative wealth effect from declining asset values, a recent pullback in commodity prices and improving supply chains. But asset values can still fall further from here, commodity prices are still high by historical standards, and supply chain pressures are still at last summer’s levels.

Consumers are being squeezed from high inflation and more restrictive, yet still accommodative, monetary policy. We estimate the evisceration of over $40 trillion from the global stock, bond and crypto markets as a result of the current macro-economic conditions. That equates to nearly half of the world’s GDP!

Multi-Year Investment Themes: Resources Transition and Blockchain Disruption

So, we continue to focus on two multi-year investment themes.

Commodities have broken out of their prolonged bear market to reach record highs, driven by forces—primarily, the supply-demand imbalance—that have been in place even before Russia’s invasion of Ukraine. The Russia-Ukraine crisis has, however, accelerated efforts to reduce dependency on Russian energy supply in Europe, and part of that plan includes a shift towards renewable energy.

Commodity prices have more than doubled from their COVID-19 lows. Yet, the supply response across all industries has been limited due to the emphasis on capital discipline and environmental, social and governance constraints. If we are in the early stages of an economic slowdown, then it is very unlikely that we will see an increase in capital expenditures leading to additional supply. This should lead to a swift rebound in prices when economic growth resumes.

We still like commodity equities, particularly companies involved in green metals used in electric vehicle and clean energy components and, perhaps with a longer-term horizon, agribusiness companies looking to innovate for more efficient, climate-friendly and sustainable food production. Fears of global recession have hurt these investments, but I believe the longer-term trends will prevail.

The fallout from the Terra ecosystem’s collapse in May on the broader digital assets market cannot be understated. It caused major damage, and bankruptcies and liquidations of borrowing/lending firms are likely ahead, not to mention litigation from retail investors. Volatility is a given with crypto, with Bitcoin and Ethereum under the most pressure from their status as the “reserve” holdings for many in the crypto world. However, while I used to think Bitcoin’s drawdown risk was 90% back in 2017, I expected the drawdowns to

1

VANECK FUNDS

PRESIDENT’S LETTER

(unaudited) (continued)

be more muted in current times. This is because the underlying blockchain technology is being used to gain efficiency and reduce risk in the financial system, and I believe adoption will keep expanding.

Growth is Less Rich Relative to Value

For much of 2021, many growth stocks were very richly valued. At the end of 2021, the price-to-earnings (“P/E”) ratio of the Russell 1000 Growth Index was hovering around 40. By comparison, during that same period, the P/E ratio of the Russell 1000 Value Index was below 20. That equated to a valuation spread of roughly 20.

We hadn’t seen such a big dislocation between growth and value stocks since the tech bubble in the early 2000s. That is why, at the start of 2022, we said to wait to buy growth. We could be getting closer, but investors should be cautious. The current spread between the P/E ratios of growth and value stocks is over 11 and the long-term average is 8. If inflation remains persistently high, as we expect, then this spread may go even lower.

We thank you for investing in VanEck’s investment strategies. On the following pages, you will find financial statements for each of the funds for the six month period ended June 30, 2022. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

CEO and President

VanEck Funds

July 12, 2022

PS The investing outlook can change suddenly, as it certainly did in 2021. To get our quarterly investment outlooks, please subscribe to “VanEck News & Insights”. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

2

VANECK FUNDS

EXPLANATION OF EXPENSES

(unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2022 to June 30, 2022.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

VANECK FUNDS

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2022 - June 30, 2022(a)
CM Commodity Index Fund
Class A
Actual	$1,000.00	$1,146.50	0.95%	$5.06
Hypothetical (b)	$1,000.00	$1,020.08	0.95%	$4.76
Class I
Actual	$1,000.00	$1,150.00	0.65%	$3.47
Hypothetical (b)	$1,000.00	$1,021.57	0.65%	$3.26
Class Y
Actual	$1,000.00	$1,148.60	0.70%	$3.73
Hypothetical (b)	$1,000.00	$1,021.32	0.70%	$3.51
Emerging Markets Bond Fund
Class A
Actual	$1,000.00	$855.20	1.27%	$5.84
Hypothetical (b)	$1,000.00	$1,018.50	1.27%	$6.36
Class I
Actual	$1,000.00	$856.90	0.97%	$4.47
Hypothetical (b)	$1,000.00	$1,019.98	0.97%	$4.86
Class Y
Actual	$1,000.00	$855.70	1.02%	$4.69
Hypothetical (b)	$1,000.00	$1,019.74	1.02%	$5.11
Emerging Markets Fund
Class A
Actual	$1,000.00	$711.50	1.53%	$6.49
Hypothetical (b)	$1,000.00	$1,017.21	1.53%	$7.65
Class C
Actual	$1,000.00	$708.20	2.43%	$10.29
Hypothetical (b)	$1,000.00	$1,012.74	2.43%	$12.13
Class I
Actual	$1,000.00	$713.10	1.00%	$4.25
Hypothetical (b)	$1,000.00	$1,019.84	1.00%	$5.01
Class Y
Actual	$1,000.00	$713.10	1.10%	$4.67
Hypothetical (b)	$1,000.00	$1,019.34	1.10%	$5.51
Class Z
Actual	$1,000.00	$714.10	0.90%	$3.83
Hypothetical (b)	$1,000.00	$1,020.33	0.90%	$4.51
Emerging Markets Leaders Fund
Class A
Actual (c)	$1,000.00	$861.20	1.45%	$4.51
Hypothetical (b)	$1,000.00	$1,017.60	1.45%	$7.25
Class I
Actual (c)	$1,000.00	$862.80	0.85%	$2.65
Hypothetical (b)	$1,000.00	$1,020.58	0.85%	$4.26
Class Y
Actual (c)	$1,000.00	$862.80	0.95%	$2.96
Hypothetical (b)	$1,000.00	$1,020.08	0.95%	$4.76
Class Z
Actual (c)	$1,000.00	$863.20	0.75%	$2.34
Hypothetical (b)	$1,000.00	$1,021.08	0.75%	$3.76
4

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio During Period	Expenses Paid During the Period January 1, 2022 - June 30, 2022(a)
Environmental Sustainability Fund
Class A
Actual	$1,000.00	$744.20	1.25%	$5.41
Hypothetical (b)	$1,000.00	$1,018.60	1.25%	$6.26
Class I
Actual	$1,000.00	$745.50	0.95%	$4.11
Hypothetical (b)	$1,000.00	$1,020.08	0.95%	$4.76
Class Y
Actual	$1,000.00	$745.00	1.05%	$4.54
Hypothetical (b)	$1,000.00	$1,019.59	1.05%	$5.26
Global Resources Fund
Class A
Actual	$1,000.00	$989.80	1.38%	$6.81
Hypothetical (b)	$1,000.00	$1,017.95	1.38%	$6.90
Class C
Actual	$1,000.00	$985.60	2.20%	$10.83
Hypothetical (b)	$1,000.00	$1,013.88	2.20%	$10.99
Class I
Actual	$1,000.00	$991.70	0.95%	$4.69
Hypothetical (b)	$1,000.00	$1,020.08	0.95%	$4.76
Class Y
Actual	$1,000.00	$990.70	1.12%	$5.53
Hypothetical (b)	$1,000.00	$1,019.24	1.12%	$5.61
International Investors Gold Fund
Class A
Actual	$1,000.00	$805.20	1.38%	$6.18
Hypothetical (b)	$1,000.00	$1,017.95	1.38%	$6.90
Class C
Actual	$1,000.00	$802.10	2.15%	$9.61
Hypothetical (b)	$1,000.00	$1,014.13	2.15%	$10.74
Class I
Actual	$1,000.00	$806.60	1.00%	$4.48
Hypothetical (b)	$1,000.00	$1,019.84	1.00%	$5.01
Class Y
Actual	$1,000.00	$805.50	1.08%	$4.83
Hypothetical (b)	$1,000.00	$1,019.44	1.08%	$5.41
VanEck Morningstar Wide Moat Fund
Class I
Actual	$1,000.00	$838.60	0.59%	$2.69
Hypothetical (b)	$1,000.00	$1,021.87	0.59%	$2.96
Class Z
Actual	$1,000.00	$839.00	0.49%	$2.23
Hypothetical (b)	$1,000.00	$1,022.36	0.49%	$2.46

(a)	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended June 30, 2022), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of the days in the fiscal year (to reflect the one-half year period).
(b)	Assumes annual return of 5% before expenses
(c)	Expenses are equal to the Fund’s annualized expense ratio (for the period from March 1, 2022 (commencement of operations) to June 30, 2022) multiplied by the average account value over the period, multiplied by the number of days since the commencement of operations divided by the number of days in the fiscal year.
5

CM COMMODITY INDEX FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Par (000’s)	Value
Short-Term Investments: 104.4%
United States Treasury Obligations: 102.0%
United States Treasury Bills
0.00%, 08/02/22 (a)	$50,000	$49,948,956
0.00%, 08/09/22 (a)	50,000	49,931,059
0.00%, 08/16/22 (a)	13,000	12,977,550
0.00%, 09/06/22	38,000	37,889,320
0.00%, 09/13/22	40,000	39,873,131
0.00%, 09/20/22 (a)	50,000	49,823,656
0.00%, 09/27/22	47,000	46,814,742
0.61%, 07/14/22 (a)	55,000	54,986,715
0.76%, 07/21/22	30,000	29,987,417
0.83%, 07/28/22 (a)	55,000	54,965,763
0.90%, 08/04/22 (a)	60,000	59,949,000
0.91%, 08/11/22	40,000	39,958,453
	Par (000’s)	Value
United States Treasury Obligations (continued)
0.93%, 08/25/22 (a)	$50,000	$49,929,340
0.94%, 08/18/22 (a)	65,000	64,918,966
1.07%, 09/01/22 (a)	50,000	49,869,649
1.51%, 09/22/22 (a)	6,000	5,977,659
1.73%, 10/13/22	25,000	24,866,840
1.91%, 10/20/22	7,000	6,958,911
2.01%, 11/17/22	35,000	34,723,979
		764,351,106

	Number of Shares	Value
Money Market Fund: 2.4%
Invesco Treasury Portfolio - Institutional Class	17,890,007	17,890,007
Total Short-Term Investments: 104.4% (Cost: $782,430,266)		782,241,113
Liabilities in excess of other assets: (4.4)%		(33,063,406)
NET ASSETS: 100.0%		$749,177,707

Total Return Swap Contracts
Long Exposure

Counterparty	Reference Obligation	Notional Amount	Rate paid by the Fund (b)	Payment Frequency	Termination Date	Unrealized Depreciation	% of Net Assets
UBS	UBS Bloomberg Constant Maturity Index Total Return	$787,782,000	2.15%	Monthly	07/27/22	$(34,869,083)	4.7%

Footnotes:

(a)	All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $138,807,152.
(b)	The rate shown reflects the rate in effect at the end of the reporting period: 3-Month T-Bill rate + 0.40%.

Summary of Investments by Sector	% of Investments	Value

Government Activity	97.7%	$764,351,106
Money Market Fund	2.3	17,890,007
	100.0%	$782,241,113

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$764,351,106	$—	$764,351,106
Money Market Fund	17,890,007	—	—	17,890,007
Total Investments	$17,890,007	$764,351,106	$—	$782,241,113
Other Financial Instruments:
Total Return Swap Contracts	$—	$(34,869,083)	$—	$(34,869,083)

See Notes to Financial Statements

6

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Par (000’s)		Value
CORPORATE BONDS: 33.8%
Argentina: 1.3%
YPF SA 144A 4.00%, 02/12/26 (s)	USD	73	$56,706
YPF SA Reg S 8.50%, 07/28/25	USD	160	108,727
			165,433
Austria: 0.9%
Suzano Austria GmbH 3.12%, 01/15/32	USD	149	112,520
Bahrain: 0.6%
Oil and Gas Holding Co. BSCC Reg S 7.50%, 10/25/27	USD	71	71,835
Cayman Islands: 0.8%
SA Global Sukuk Ltd. 144A 0.95%, 06/17/24	USD	106	100,166
China: 0.9%
China Evergrande Group Reg S 8.25%, 03/23/22 (d) *	USD	331	28,162
Kaisa Group Holdings Ltd. Reg S 8.50%, 06/30/22 (d) *	USD	317	44,505
Sunac China Holdings Ltd. Reg S 8.35%, 04/19/23 (d) *	USD	207	31,567
			104,234
Colombia: 2.0%
Colombia Telecomunicaciones SA ESP Reg S 4.95%, 07/17/30	USD	110	88,726
Ecopetrol SA
4.62%, 11/02/31 †	USD	37	28,120
6.88%, 04/29/30	USD	64	56,767
Promigas SA ESP / Gases del Pacifico SAC Reg S 3.75%, 10/16/29	USD	90	72,737
			246,350
Georgia: 0.5%
Silknet JSC 144A 8.38%, 01/31/27	USD	64	62,336
Hong Kong: 0.1%
Shimao Group Holdings Ltd. Reg S 5.60%, 07/15/26	USD	137	15,765
India: 1.0%
Periama Holdings LLC Reg S 5.95%, 04/19/26	USD	138	124,016
Indonesia: 0.7%
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	87	82,240
	Par (000’s)		Value
Kazakhstan: 1.3%
Development Bank of Kazakhstan JSC 144A 10.95%, 05/06/26	KZT	93,500	$157,222
Malaysia: 4.5%
Malaysia Wakala Sukuk Bhd Reg S 3.08%, 04/28/51 †	USD	232	192,344
Petronas Capital Ltd. Reg S
2.48%, 01/28/32 †	USD	238	202,956
3.50%, 04/21/30	USD	23	21,658
4.50%, 03/18/45	USD	141	135,349
			552,307
Mauritius: 0.9%
India Clean Energy Holdings 144A 4.50%, 04/18/27	USD	144	105,300
Mexico: 5.3%
America Movil SAB de CV 144A 5.38%, 04/04/32	USD	69	61,386
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d) *	USD	380	8
Cydsa SAB de CV Reg S 6.25%, 10/04/27	USD	107	95,400
Petróleos Mexicanos
6.49%, 01/23/27	USD	236	204,927
6.62%, 06/15/35	USD	179	122,758
6.88%, 08/04/26	USD	127	114,685
7.69%, 01/23/50	USD	80	54,463
			653,627
Nigeria: 0.7%
SEPLAT Energy Plc 144A 7.75%, 04/01/26	USD	102	91,631
Norway: 0.4%
DNO ASA 144A Reg S 7.88%, 09/09/26	USD	50	48,875
Peru: 1.0%
Petroleos del Peru SA Reg S 5.62%, 06/19/47	USD	175	118,679
Qatar: 1.3%
Qatar Energy Reg S 3.30%, 07/12/51	USD	202	156,473
Saudi Arabia: 1.1%
Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.75%, 02/15/25	USD	140	138,563
Singapore: 1.0%
SingTel Group Treasury Pte Ltd. Reg S 2.38%, 08/28/29	USD	140	126,460
South Africa: 1.7%
Eskom Holdings SOC Ltd. 144A 8.45%, 08/10/28	USD	254	206,748

See Notes to Financial Statements

7

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)			Value
South Korea: 1.1%
LG Chem Ltd. Reg S 2.38%, 07/07/31	USD	159		$133,693
Taiwan: 0.5%
TSMC Global Ltd. Reg S 2.25%, 04/23/31	USD	73		61,905
Thailand: 2.4%
GC Treasury Center Co. Ltd. 144A 4.40%, 03/30/32	USD	56		51,501
GC Treasury Center Co. Ltd. Reg S 2.98%, 03/18/31 †	USD	42		34,995
PTTEP Treasury Center Co. Ltd. Reg S
2.59%, 06/10/27	USD	174		161,140
2.99%, 01/15/30	USD	30		27,117
Thaioil Treasury Center Co. Ltd. Reg S 5.38%, 11/20/48	USD	20		17,275
				292,028
United States: 0.9%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	133		113,984
Uzbekistan: 0.9%
Uzauto Motors AJ 144A 4.85%, 05/04/26	USD	130		110,500
Total Corporate Bonds (Cost: $5,293,542)				4,152,890

GOVERNMENT OBLIGATIONS: 63.6%
Argentina: 0.0%
Provincia de Buenos Aires Reg S 3.50%, 09/01/37 (s)	USD	0	(a)	131
Armenia: 0.3%
Republic of Armenia Treasury Bonds 8.00%, 10/29/31	AMD	17,610		35,689
Azerbaijan: 0.7%
Republic of Azerbaijan International Bond Reg S 3.50%, 09/01/32	USD	104		83,239
Bahamas: 1.7%
Bahamas Government International Bond 144A 9.00%, 06/16/29	USD	263		211,715
Bolivia: 0.2%
Bolivian Government International Bond Reg S 4.50%, 03/20/28	USD	24		18,768
Brazil: 2.1%
Brazilian Government International Bond

	Par (000’s)		Value
Brazil (continued)
4.75%, 01/14/50	USD	388	$264,046
Chile: 1.1%
Chile Government International Bond 3.25%, 09/21/71	USD	193	129,617
China: 2.0%
China Government International Bond Reg S 2.25%, 10/21/50	USD	328	243,419
Colombia: 3.1%
Colombia Government International Bond 3.88%, 02/15/61	USD	658	379,929
Costa Rica: 0.4%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	54	50,533
Czech Republic: 0.9%
Czech Republic Government Bond 1.20%, 03/13/31 †	CZK	1,800	56,399
Czech Republic Government Bond Reg S 0.95%, 05/15/30	CZK	1,680	52,767
			109,166
Democratic Republic of the Congo: 2.2%
Congolese International Bond Reg S 6.00%, 06/30/29 (s)	USD	312	267,216
Dominican Republic: 0.9%
Dominican Republic International Bond 144A 5.50%, 02/22/29	USD	15	13,094
Dominican Republic International Bond Reg S 5.95%, 01/25/27 †	USD	52	49,771
6.85%, 01/27/45	USD	56	44,423
			107,288
Ecuador: 2.4%
Ecuador Government International Bond 144A 5.00%, 07/31/30 (s)	USD	179	116,578
Ecuador Government International Bond Reg S 5.00%, 07/31/30 (s)	USD	278	181,053
			297,631
Gabon: 1.6%
Gabon Government International Bond 144A 6.95%, 06/16/25	USD	28	24,620
Gabon Government International Bond Reg S 6.62%, 02/06/31	USD	239	177,407
			202,027
Georgia: 0.6%
Georgia Treasury Bond

See Notes to Financial Statements

8

	Par (000’s)		Value
Georgia (continued)
8.00%, 02/04/23	GEL	204	$68,813
Ghana: 0.5%
Ghana Government International Bond 144A 8.62%, 04/07/34	USD	135	65,702
Honduras: 1.0%
Honduras Government International Bond Reg S 7.50%, 03/15/24	USD	134	126,697
Hungary: 2.3%
Hungary Government Bond 2.25%, 06/22/34	HUF	69,800	106,010
Hungary Government International Bond 144A 3.12%, 09/21/51	USD	274	181,704
			287,714
Indonesia: 2.9%
Indonesia Treasury Bond
5.50%, 04/15/26	IDR	3,120,000	205,766
7.00%, 09/15/30	IDR	2,201,000	146,635
			352,401
Israel: 1.0%
Israel Government International Bond 4.50%, 01/30/43	USD	128	126,245
Ivory Coast: 0.3%
Ivory Coast Government International Bond Reg S 5.75%, 12/31/32 (s)	USD	36	31,069
Jamaica: 0.7%
Jamaica Government International Bond 6.75%, 04/28/28	USD	87	90,152
Jordan: 0.9%
Jordan Government International Bond 144A 7.75%, 01/15/28	USD	81	75,735
Jordan Government International Bond Reg S 4.95%, 07/07/25	USD	40	36,152
			111,887
Kazakhstan: 0.2%
Kazakhstan Government Bond 10.40%, 05/19/27	KZT	10,000	19,111
Kuwait: 0.7%
Kuwait International Government Bond Reg S 3.50%, 03/20/27	USD	87	86,768
Mexico: 4.2%
Mexican Bonos 7.75%, 11/13/42	MXN	5,970	259,738
Mexico Government International Bond
	Par (000’s)		Value
Mexico (continued)
3.75%, 04/19/71	USD	404	$253,440
			513,178
Morocco: 0.5%
Morocco Government International Bond 144A
2.38%, 12/15/27	USD	39	31,508
4.00%, 12/15/50	USD	42	24,675
			56,183
Oman: 1.8%
Oman Government International Bond 144A
6.25%, 01/25/31	USD	163	157,846
7.38%, 10/28/32	USD	57	59,059
			216,905
Pakistan: 0.5%
Pakistan Government International Bond 144A 8.25%, 04/15/24	USD	76	59,428
Paraguay: 0.4%
Paraguay Government International Bond Reg S 4.95%, 04/28/31	USD	52	48,190
Peru: 2.8%
Peru Government Bond
5.35%, 08/12/40	PEN	789	154,219
6.15%, 08/12/32	PEN	273	63,109
Peruvian Government International Bond 3.23%, 07/28/21	USD	206	126,898
			344,226
Philippines: 2.9%
Philippine Government International Bond
3.90%, 11/26/22	PHP	7,711	136,440
6.25%, 01/14/36	PHP	12,044	214,056
			350,496
Poland: 4.0%
Republic of Poland Government Bond 1.25%, 10/25/30	PLN	3,374	493,896
Qatar: 1.2%
Qatar Government International Bond 144A 3.25%, 06/02/26	USD	55	54,327
Qatar Government International Bond Reg S 3.25%, 06/02/26	USD	93	91,863
			146,190
Romania: 2.1%
Romanian Government International Bond 144A 4.00%, 02/14/51	USD	273	178,774
Romanian Government International Bond Reg S 4.00%, 02/14/51	USD	120	78,582
			257,356

See Notes to Financial Statements

9

EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Par (000’s)		Value
Saudi Arabia: 2.0%
Saudi Government International Bond 144A
4.50%, 10/26/46	USD	142	$129,862
4.62%, 10/04/47	USD	130	120,653
			250,515
South Africa: 0.9%
Republic of South Africa Government International Bond 7.30%, 04/20/52	USD	142	113,912
Sri Lanka: 1.4%
Sri Lanka Government International Bond Reg S
5.75%, 04/18/23	USD	403	130,781
7.55%, 03/28/30	USD	134	43,397
			174,178
Turkey: 1.9%
Turkey Government International Bond 5.75%, 05/11/47	USD	384	237,441
Ukraine: 0.3%
Ukraine Government International Bond Reg S 7.75%, 09/01/22	USD	69	40,241
United Arab Emirates: 2.5%
Abu Dhabi Government International Bond 144A
2.12%, 09/30/24	USD	139	134,588
3.12%, 09/30/49	USD	40	31,154
Abu Dhabi Government International Bond Reg S 2.70%, 09/02/70	USD	202	135,852
			301,594
	Par (000’s)		Value
Uruguay: 0.7%
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	3,860	$88,748
Uzbekistan: 0.4%
Republic of Uzbekistan International Bond 144A 14.00%, 07/19/24	UZS	600,000	53,311
Zambia: 2.4%
Zambia Government Bond
13.00%, 01/25/31	ZMW	5,811	194,632
13.00%, 09/20/31	ZMW	470	15,549
13.00%, 12/27/31	ZMW	890	29,306
14.00%, 05/31/36	ZMW	1,520	49,315
			288,802
Total Government Obligations (Cost: $8,528,445)			7,801,763
Total Investments Before Collateral for Securities Loaned: 97.4% (Cost: $13,821,987)			11,954,653

	Number of Shares
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.3% (Cost: $523,371)
Money Market Fund: 4.3%
State Street Navigator Securities Lending Government Money Market Portfolio		523,371	523,371
Total Investments: 101.7% (Cost: $14,345,358)			12,478,024
Liabilities in excess of other assets: (1.7)%			(211,014)
NET ASSETS: 100.0%			$12,267,010

Definitions:

AMD	Armenian Dram
CZK	Czech Koruna
GEL	Georgian Lari
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KZT	Kazakhstan Tenge
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZMW	Zambian Kwacha

Footnotes:

(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
(d)	Security in default
*	Non-income producing

See Notes to Financial Statements

10

†	Security fully or partially on loan. Total market value of securities on loan is $564,585.
(a)	Amount is less than 1,000

Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,776,704, or 22.6% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	4.6%	$552,126
Consumer Cyclicals	0.9	110,500
Energy	14.4	1,728,306
Financials	4.9	584,681
Government Activity	66.9	7,994,107
Industrials	0.5	62,336
Real Estate	0.8	91,838
Technology	2.1	249,750
Utilities	4.9	581,009
	100.0%	$11,954,653

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds *	$—	$4,152,890	$—	$4,152,890
Government Obligations *	—	7,801,763	—	7,801,763
Money Market Fund	523,371	—	—	523,371
Total Investments	$523,371	$11,954,653	$—	$12,478,024

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

11

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 96.1%
Argentina: 2.2%
MercadoLibre, Inc. (USD) *	41,960	$26,723,065

Brazil: 8.3%
Clear Sale SA *	3,481,000	2,540,852
Fleury SA	3,018,300	9,400,738
Infracommerce CXAAS SA *	2,271,600	1,944,562
JSL SA	13,596,500	13,301,757
Locaweb Servicos de Internet SA 144A *	4,732,300	5,081,834
Movida Participacoes SA	7,602,900	18,958,401
Rede D’Or Sao Luiz SA 144A	2,123,700	11,759,896
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	14,523,000	32,495,644
Vasta Platform Ltd. (USD) * †	922,912	4,402,290
Westwing Comercio Varejista Ltda *	3,766,100	1,489,615
		101,375,589
China: 33.3%
A-Living Smart City Services Co. Ltd. (HKD) 144A # †	14,561,000	23,440,640
China Animal Healthcare Ltd. (HKD) # *∞	8,365,994	1
China Conch Environment Protection Holdings Ltd. (HKD) # *	1,393,000	969,284
China Conch Venture Holdings Ltd. (HKD) #	1,393,000	3,038,369
China Education Group Holdings Ltd. (HKD) #	33,661,000	33,319,272
China Feihe Ltd. (HKD) 144A #	3,974,000	4,575,826
Fu Shou Yuan International Group Ltd. (HKD) #	19,885,000	14,322,909
Ganfeng Lithium Co. Ltd. #	589,912	13,153,545
GDS Holdings Ltd. (HKD) # *	3,127,600	13,152,152
GoerTek, Inc. #	1,573,881	7,905,517
JD.com, Inc. (HKD) #	42,038	1,354,591
NetEase, Inc. (HKD) #	985,400	18,564,437
Pharmaron Beijing Co. Ltd. (HKD) 144A #	2,931,000	29,440,153
Ping An Bank Co. Ltd. # *	10,076,583	22,613,557
Prosus NV (EUR) #	860,347	55,710,553
Shandong Head Group Co. Ltd. # *	1,038,575	5,657,364
Shanghai Baosight Software Co. Ltd. # *	3,585,022	29,331,446
Shenzhen Inovance Technology Co. Ltd. #	949,864	9,370,897
Shenzhou International Group Holdings Ltd. (HKD) #	300,000	3,661,682
Sungrow Power Supply Co. Ltd. #	1,105,746	16,280,661
Tencent Holdings Ltd. (HKD) #	188,800	8,546,056
Topsports International Holdings Ltd. (HKD) 144A #	12,441,000	11,330,206
	Number of Shares	Value
China (continued)
Wuxi Biologics Cayman, Inc. (HKD) 144A # *	2,617,000	$24,247,602
Wuxi Shangji Automation Co. Ltd. #	781,673	18,268,136
Yifeng Pharmacy Chain Co. Ltd. #	1,159,324	9,165,444
Yum China Holdings, Inc. (HKD) #	214,950	10,545,708
Zai Lab Ltd. (HKD) # * †	2,817,000	9,739,852
Zhejiang Huayou Cobalt Co. Ltd. #	768,228	11,013,065
		408,718,925
Egypt: 2.2%
Cleopatra Hospital # *	46,387,115	11,585,308
Commercial International Bank Egypt SAE #	6,139,082	12,158,963
Fawry for Banking & Payment Technology Services SAE *	13,582,135	2,564,711
		26,308,982
Georgia: 2.2%
Bank of Georgia Group Plc (GBP)	1,332,197	21,179,190
Georgia Capital Plc (GBP) # *	783,997	5,788,307
		26,967,497
Germany: 1.3%
Delivery Hero SE 144A # *	416,100	15,697,716
Hungary: 0.7%
OTP Bank Nyrt #	398,400	8,938,403
India: 14.4%
Cholamandalam Investment and Finance Co. Ltd. #	1,940,500	15,314,339
Delhivery Ltd. *	1,248,257	7,997,949
Delhivery Ltd. * ø	292,500	1,874,134
HDFC Bank Ltd. #	1,532,200	26,167,346
HDFC Bank Ltd. (ADR)	486,000	26,710,560
Oberoi Realty Ltd. # *	1,137,400	10,562,491
Phoenix Mills Ltd. #	985,800	14,688,654
Reliance Industries Ltd. # *	2,210,566	72,804,464
		176,119,937
Indonesia: 2.2%
Bank BTPN Syariah Tbk PT #	142,134,800	26,933,687
Kazakhstan: 1.5%
Kaspi.kz JSC (USD) (GDR)	415,540	18,907,070
Kuwait: 0.5%
Humansoft Holding Co. KSC #	620,490	6,264,482
Mexico: 2.2%
Qualitas Controladora SAB de CV †	1,332,558	6,153,377
Regional SAB de CV	4,368,909	20,745,773
		26,899,150
Philippines: 3.6%
Bloomberry Resorts Corp. #*	80,800,000	8,540,367

See Notes to Financial Statements

12

	Number of Shares	Value
Philippines (continued)
International Container Terminal Services, Inc. #	10,759,010	$36,023,508
		44,563,875
Poland: 0.7%
InPost SA (EUR) # * †	1,520,300	8,808,708
Russia: 0.0%
Detsky Mir PJSC 144A #∞	11,544,900	0
Fix Price Group Ltd. (USD) (GDR) #∞	3,811,800	0
Sberbank of Russia PJSC # *∞ ø	5,555,460	0
Yandex NV (USD) # *∞	390,700	0
		0
South Africa: 1.1%
Transaction Capital Ltd.	6,061,710	13,678,087
South Korea: 4.6%
Doosan Fuel Cell Co. Ltd. # * †	355,260	8,239,407
LG Chem Ltd. #	71,610	28,449,353
NAVER Corp. #	106,450	19,855,758
		56,544,518
Taiwan: 10.3%
Chroma ATE, Inc. # *	1,969,000	10,139,980
MediaTek, Inc. #	954,000	20,941,427
Poya International Co. Ltd. #	1,354,156	14,414,390
Taiwan Semiconductor Manufacturing Co. Ltd. #	4,650,000	74,522,502
Wiwynn Corp. #	244,000	5,717,490
		125,735,789
Tanzania: 1.6%
Helios Towers Plc (GBP) # * †	13,261,098	19,596,913
Turkey: 2.9%
Agesa Hayat ve Emeklilik AS #	3,020,800	3,754,165
MLP Saglik Hizmetleri AS 144A # *	9,730,392	19,101,752
Sok Marketler Ticaret AS #	11,235,840	7,733,609
Tofas Turk Otomobil Fabrikasi AS #	1,359,100	4,919,323
		35,508,849
	Number of Shares	Value
United Kingdom: 0.3%
Hirco Plc # *∞	812,346	$1
ReNew Energy Global Plc (USD) * †	554,000	3,584,380
		3,584,381
Total Common Stocks (Cost: $1,422,216,005)		1,177,875,623

PREFERRED SECURITIES: 3.4%
Brazil: 0.8%
Raizen SA *	10,734,000	9,414,260
South Korea: 2.6%
Samsung Electronics Co. Ltd. #	812,030	32,639,864
Total Preferred Securities (Cost: $62,693,962)		42,054,124

MONEY MARKET FUND: 0.3% (Cost: $4,032,810)
Invesco Treasury Portfolio - Institutional Class	4,032,810	4,032,810
Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $1,488,942,777)		1,223,962,557

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.8% (Cost: $9,369,968)
Money Market Fund: 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio	9,369,968	9,369,968
Total Investments: 100.6% (Cost: $1,498,312,745)		1,233,332,525
Liabilities in excess of other assets: (0.6)%		(6,926,025)
NET ASSETS: 100.0%		$1,226,406,500

Definitions:

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

See Notes to Financial Statements

13

EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $33,097,412.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $959,021,602 which represents 78.2% of net assets.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $1,874,134, or 0.2% of net assets

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $144,675,625, or 11.8% of net assets.

Restricted securities held by the Fund as of June 30, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Delhivery Ltd.	05/20/2022	292,500	$1,836,936	$1,874,134	0.2%
Sberbank of Russia PJSC	01/13/2017	5,555,460	15,462,319	0	0.0%
			$17,299,255	$1,874,134	0.2%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	5.4%	$66,563,165
Consumer Discretionary	17.4	212,696,169
Consumer Staples	1.8	21,474,878
Energy	6.7	82,218,725
Financials	17.1	210,135,755
Health Care	9.4	115,275,300
Industrials	14.4	175,626,854
Information Technology	18.4	225,389,409
Materials	4.8	58,273,327
Real Estate	4.0	48,691,785
Utilities	0.3	3,584,380
Money Market Fund	0.3	4,032,810
	100.0%	$1,223,962,557

Transactions in securities of affiliates for the period ended June 30, 2022 were as follows:

	Value 12/31/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2022
MLP Saglik Hizmetleri AS	$24,220,236	$–	$(1,941,889)	$(3,008,963)	$–	$(167,632)	$–(a)
Vasta Platform Ltd.	4,016,368	–	(147,647)	(328,498)	–	862,067	–(a)
	$28,236,604	$–	$(2,089,536)	$(3,337,461)	$–	$694,435	$–

Footnotes:

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.

See Notes to Financial Statements

14

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$26,723,065	$—	$—	$26,723,065
Brazil	101,375,589	—	—	101,375,589
China	—	408,718,924	1	408,718,925
Egypt	2,564,711	23,744,271	—	26,308,982
Georgia	21,179,190	5,788,307	—	26,967,497
Germany	—	15,697,716	—	15,697,716
Hungary	—	8,938,403	—	8,938,403
India	36,582,643	139,537,294	—	176,119,937
Indonesia	—	26,933,687	—	26,933,687
Kazakhstan	18,907,070	—	—	18,907,070
Kuwait	—	6,264,482	—	6,264,482
Mexico	26,899,150	—	—	26,899,150
Philippines	—	44,563,875	—	44,563,875
Poland	—	8,808,708	—	8,808,708
Russia	—	—	0	0
South Africa	13,678,087	—	—	13,678,087
South Korea	—	56,544,518	—	56,544,518
Taiwan	—	125,735,789	—	125,735,789
Tanzania	—	19,596,913	—	19,596,913
Turkey	—	35,508,849	—	35,508,849
United Kingdom	3,584,380	—	1	3,584,381
Preferred Securities
Brazil	9,414,260	—	—	9,414,260
South Korea	—	32,639,864	—	32,639,864
Money Market Funds	13,402,778	—	—	13,402,778
Total Investments	$274,310,923	$959,021,600	$2	$1,233,332,525

See Notes to Financial Statements

15

EMERGING MARKETS LEADERS FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 92.8%
Argentina: 1.8%
MercadoLibre, Inc. (USD) *	150	$95,531
Brazil: 4.6%
Rede D’Or Sao Luiz SA 144A	15,000	83,062
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	70,000	156,627
		239,689
China: 45.4%
A-Living Smart City Services Co. Ltd. (HKD) 144A # †	62,000	99,809
Ganfeng Lithium Co. Ltd. #	9,800	218,515
GDS Holdings Ltd. (HKD) # *	17,000	71,488
GoerTek, Inc. #	23,000	115,528
NetEase, Inc. (HKD) #	6,000	113,037
Pharmaron Beijing Co. Ltd. (HKD) 144A #	19,500	195,866
Ping An Bank Co. Ltd. # *	50,000	112,208
Prosus NV (EUR) #	3,900	252,538
Shanghai Baosight Software Co. Ltd. # *	10,000	81,817
Shenzhen Inovance Technology Co. Ltd. #	12,000	118,386
Shenzhou International Group Holdings Ltd. (HKD) #	9,000	109,850
Sungrow Power Supply Co. Ltd. #	9,000	132,513
Venustech Group, Inc. # *	23,000	68,603
Wuxi Biologics Cayman, Inc. (HKD) 144A # *	26,000	240,901
Wuxi Shangji Automation Co. Ltd. #	8,400	196,313
Zai Lab Ltd. (HKD) # *	20,000	69,151
Zhejiang Huayou Cobalt Co. Ltd. #	10,400	149,091
		2,345,614
Egypt: 1.1%
Commercial International Bank Egypt SAE #	30,000	59,418
Greece: 1.0%
Eurobank Ergasias Services and Holdings SA # *	60,000	53,823
Hungary: 0.9%
OTP Bank Nyrt #	2,000	44,872
India: 11.6%
Cholamandalam Investment and Finance Co. Ltd. #	7,000	55,244
HDFC Bank Ltd. #	9,000	153,705
Reliance Industries Ltd. # *	12,000	395,216
		604,165
	Number of Shares	Value
Indonesia: 1.5%
Bank Rakyat Indonesia Persero Tbk PT #	280,000	$78,194
Kazakhstan: 2.9%
Kaspi.kz JSC (USD) (GDR)	3,300	150,150
Philippines: 2.7%
International Container Terminal Services, Inc. #	41,000	137,277
Poland: 1.5%
InPost SA (EUR) # *	13,000	75,323
South Africa: 1.1%
Bid Corp. Ltd.	3,000	56,577
South Korea: 6.1%
LG Chem Ltd. #	520	206,587
NAVER Corp. #	570	106,320
		312,907
Taiwan: 7.3%
MediaTek, Inc. #	4,000	87,805
Taiwan Semiconductor Manufacturing Co. Ltd. #	18,000	288,473
		376,278
Turkey: 1.7%
KOC Holding AS #	40,000	88,322
United Kingdom: 1.6%
ReNew Energy Global Plc (USD) * †	13,000	84,110
Total Common Stocks (Cost: $5,496,393)		4,802,250

PREFERRED SECURITIES: 4.0%
Brazil: 0.9%
Raizen SA *	55,000	48,238
South Korea: 3.1%
Samsung Electronics Co. Ltd. #	4,000	160,781
Total Preferred Securities (Cost: $302,581)		209,019

MONEY MARKET FUND: 2.7% (Cost: $140,947)
Invesco Treasury Portfolio - Institutional Class	140,947	140,947
Total Investments: 99.5% (Cost: $5,939,921)		5,152,216
Other assets less liabilities: 0.5%		23,370
NET ASSETS: 100.0%		$5,175,586

See Notes to Financial Statements

16

Definitions:

EUR	Euro
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $164,018.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,336,974 which represents 83.8% of net assets.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $619,638, or 12.0% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	4.3%	$219,357
Consumer Discretionary	8.9	457,919
Consumer Staples	1.1	56,577
Energy	8.6	443,455
Financials	10.9	557,463
Health Care	11.4	588,979
Industrials	17.6	904,761
Information Technology	19.8	1,024,646
Materials	11.2	574,193
Real Estate	1.9	99,809
Utilities	1.6	84,110
Money Market Fund	2.7	140,947
	100.0%	$5,152,216

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$95,531	$—	$—	$95,531
Brazil	239,689	—	—	239,689
China	—	2,345,614	—	2,345,614
Egypt	—	59,418	—	59,418
Greece	—	53,823	—	53,823
Hungary	—	44,872	—	44,872
India	—	604,165	—	604,165
Indonesia	—	78,194	—	78,194
Kazakhstan	150,150	—	—	150,150
Philippines	—	137,277	—	137,277
Poland	—	75,323	—	75,323
South Africa	56,577	—	—	56,577
South Korea	—	312,907	—	312,907
Taiwan	—	376,278	—	376,278
Turkey	—	88,322	—	88,322
United Kingdom	84,110	—	—	84,110
Preferred Securities
Brazil	48,238	—	—	48,238
South Korea	—	160,781	—	160,781
Money Market Fund	140,947	—	—	140,947
Total Investments	$815,242	$4,336,974	$—	$5,152,216

See Notes to Financial Statements

17

ENVIRONMENTAL SUSTAINABILITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 96.5%
Australia: 1.8%
Allkem Ltd. # *	7,471	$53,436
Ecograf Ltd. # * †	86,700	15,298
		68,734
Brazil: 0.5%
Yara International ASA (NOK) #	470	19,693
Canada: 1.7%
Ballard Power Systems, Inc. (USD) * †	1,900	11,970
Burcon NutraScience Corp. * †	3,000	1,189
Euro Manganese, Inc. (AUD) # *	92,600	16,008
Farmers Edge, Inc. *	790	1,185
Li-Cycle Holdings Corp. (USD) * †	2,760	18,989
Maple Leaf Foods, Inc.	1,040	20,449
		69,790
China: 7.9%
BYD Co. Ltd. (HKD) #	4,500	181,393
Contemporary Amperex Technology Co. Ltd. #	1,000	80,112
Flat Glass Group Co. Ltd. (HKD) # * †	12,000	42,244
		303,749
Denmark: 5.4%
Novozymes A/S #	1,030	61,988
Orsted AS 144A #	840	88,472
Vestas Wind Systems A/S #	2,800	59,534
		209,994
Finland: 3.1%
Neste Oyj #	2,710	120,543
France: 4.5%
Cie de Saint-Gobain #	440	19,012
Engie SA #	6,800	78,737
Legrand SA #	520	38,609
Nexans SA #	490	38,176
		174,534
Germany: 2.3%
Infineon Technologies AG #	3,710	90,248
Isle of Man: 0.1%
Agronomics Ltd. # *	14,600	2,843
Israel: 0.0%
Else Nutrition Holdings, Inc. (CAD) *	2,200	1,025
Italy: 1.1%
Enel SpA #	7,600	41,680
Japan: 2.1%
Keyence Corp. #	240	82,305
Netherlands: 1.0%
OCI NV #	1,150	37,830
Norway: 2.6%
FREYR Battery SA (USD) * †	14,610	99,932
	Number of Shares	Value
South Korea: 3.5%
LG Energy Solution Ltd. # *	240	$69,225
Samsung SDI Co. Ltd. #	160	65,982
		135,207
Spain: 1.6%
Avangrid, Inc. (USD)	950	43,814
Soltec Power Holdings SA # *	4,800	19,928
		63,742
Sweden: 3.1%
Atlas Copco AB #	8,400	78,625
Oatly Group AB (ADR) * †	12,650	43,769
		122,394
United States: 54.2%
Amyris, Inc. * †	990	1,832
Ball Corp.	1,100	75,647
Benson Hill, Inc. *	4,500	12,330
Beyond Meat, Inc. * †	340	8,140
Bloom Energy Corp. * †	1,900	31,350
Bunge Ltd.	970	87,969
Clean Harbors, Inc. *	250	21,918
Darling Ingredients, Inc. *	1,490	89,102
Deere & Co.	400	119,788
Enphase Energy, Inc. *	890	173,764
EVgo, Inc. * †	8,000	48,080
Fluence Energy, Inc. * †	1,000	9,480
Generac Holdings, Inc. *	310	65,280
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,100	117,366
John Bean Technologies Corp.	110	12,146
Lindsay Corp.	150	19,923
MP Materials Corp. *	1,200	38,496
NextEra Energy Partners LP	730	54,137
Ormat Technologies, Inc.	1,010	79,134
Pentair Plc	990	45,312
Piedmont Lithium, Inc. *	1,460	53,159
Plug Power, Inc. * †	1,300	21,541
Quanta Services, Inc.	1,460	182,995
Republic Services, Inc.	690	90,300
SolarEdge Technologies, Inc. *	540	147,787
Stem, Inc. *	10,020	71,743
Sunnova Energy International, Inc. * †	2,800	51,604
Tattooed Chef, Inc. *	1,640	10,332
Teradyne, Inc.	640	57,312
Tesla, Inc. *	120	80,810
TPI Composites, Inc. *	2,500	31,250
Trimble, Inc. *	1,800	104,814
TuSimple Holdings, Inc. *	640	4,627
Xylem, Inc.	1,000	78,180
		2,097,648
Total Common Stocks (Cost: $5,121,315)		3,741,891

See Notes to Financial Statements

18

	Number of Shares	Value
MASTER LIMITED PARTNERSHIP: 1.1% (Cost: $45,048)
Canada: 1.1%
Brookfield Renewable Partners LP (USD)	1,200	$41,760

MONEY MARKET FUND: 2.5% (Cost: $96,935)
Invesco Treasury Portfolio - Institutional Class	96,935	96,935
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $5,263,298)		3,880,586
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 3.4% (Cost: $132,549)
Money Market Fund: 3.4%
State Street Navigator Securities Lending Government Money Market Portfolio	132,549	$132,549
Total Investments: 103.5% (Cost: $5,395,847)		4,013,135
Liabilities in excess of other assets: (3.5)%		(136,149)
NET ASSETS: 100.0%		$3,876,986

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
HKD	Hong Kong Dollar
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,401,921 which represents 36.2% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $292,069.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $88,472, or 2.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	8.0%	$310,283
Consumer Staples	7.0	273,117
Energy	3.1	120,543
Financials	3.1	120,209
Industrials	34.5	1,339,946
Information Technology	19.7	765,640
Materials	9.7	374,576
Utilities	12.4	479,337
Money Market Fund	2.5	96,935
	100.0%	$3,880,586

See Notes to Financial Statements

19

ENVIRONMENTAL SUSTAINABILITY FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$68,734	$—	$68,734
Brazil	—	19,693	—	19,693
Canada	53,782	16,008	—	69,790
China	—	303,749	—	303,749
Denmark	—	209,994	—	209,994
Finland	—	120,543	—	120,543
France	—	174,534	—	174,534
Germany	—	90,248	—	90,248
Isle of Man	—	2,843	—	2,843
Israel	1,025	—	—	1,025
Italy	—	41,680	—	41,680
Japan	—	82,305	—	82,305
Netherlands	—	37,830	—	37,830
Norway	99,932	—	—	99,932
South Korea	—	135,207	—	135,207
Spain	43,814	19,928	—	63,742
Sweden	43,769	78,625	—	122,394
United States	2,097,648	—	—	2,097,648
Master Limited Partnership *	41,760	—	—	41,760
Money Market Funds	229,484	—	—	229,484
Total Investments	$2,611,214	$1,401,921	$—	$4,013,135

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

20

GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.2%
Australia: 2.2%
Allkem Ltd. # *	279,949	$2,002,332
Ecograf Ltd. # * †	1,586,281	279,894
Glencore Plc (GBP) #	3,254,000	17,625,083
		19,907,309
Brazil: 3.1%
Vale SA (ADR)	987,100	14,441,273
Yamana Gold, Inc. (USD)	1,896,000	8,816,400
Yara International ASA (NOK) #	106,300	4,454,075
		27,711,748
British Virgin Islands: 0.1%
Talon Metals Corp. (CAD) * †	1,702,000	674,347
Canada: 7.3%
Agnico Eagle Mines Ltd. (USD)	298,906	13,677,939
Barrick Gold Corp. (USD)	808,045	14,294,316
Euro Manganese, Inc. (AUD) # *	2,302,772	398,094
Kinross Gold Corp. (USD)	1,838,600	6,582,188
Nouveau Monde Graphite, Inc. (USD) * †	195,400	949,644
Nutrien Ltd. (USD)	377,771	30,104,571
		66,006,752
Chile: 1.3%
Lundin Mining Corp. (CAD)	1,857,400	11,774,692
Finland: 0.6%
Neste Oyj #	126,100	5,609,052
Netherlands: 0.9%
OCI NV #	257,935	8,484,946
Norway: 4.4%
Equinor ASA (ADR) †	975,500	33,908,380
FREYR Battery SA (USD) # * †	543,900	3,720,276
FREYR Battery SA (USD) # * ø	350,000	2,394,000
		40,022,656
South Africa: 4.4%
Anglo American Plc (GBP) #	724,600	25,903,413
Sibanye Stillwater Ltd. (ADR) †	1,379,400	13,752,618
		39,656,031
Spain: 0.1%
Soltec Power Holdings SA # * †	131,400	545,516
Turkey: 0.4%
Eldorado Gold Corp. (USD) *	563,100	3,598,209
United Kingdom: 0.9%
Endeavour Mining Plc (CAD) †	368,800	7,629,851
United States: 69.6%
Baker Hughes Co.	510,200	14,729,474
Benson Hill, Inc. *	545,400	1,494,396
Bunge Ltd.	283,700	25,728,753
ChampionX Corp.	366,400	7,273,040
Chart Industries, Inc. * †	99,934	16,726,953
Chesapeake Energy Corp. †	241,900	19,618,090
	Number of Shares	Value
United States (continued)
Chevron Corp.	180,800	$26,176,224
ConocoPhillips	278,641	25,024,748
Corteva, Inc.	415,166	22,477,087
Coterra Energy, Inc.	1,190,232	30,696,083
Darling Ingredients, Inc. *	128,700	7,696,260
Devon Energy Corp.	569,532	31,386,909
Diamondback Energy, Inc.	228,868	27,727,358
Enphase Energy, Inc. *	87,800	17,142,072
EQT Corp.	807,400	27,774,560
ESS Tech, Inc. * †	211,000	592,910
EVgo, Inc. # * ø	308,000	1,851,080
EVgo, Inc. * †	38,100	228,981
Excelerate Energy, Inc. *	231,800	4,617,456
Fluence Energy, Inc. * †	37,800	358,344
FMC Corp.	81,031	8,671,128
Freeport-McMoRan, Inc.	845,200	24,730,552
Halliburton Co.	495,100	15,526,336
Hannon Armstrong Sustainable Infrastructure Capital, Inc. †	580,891	21,992,533
Hess Corp.	200,700	21,262,158
Kirby Corp. *	203,500	12,380,940
Liberty Energy, Inc. *	1,242,450	15,853,662
Mosaic Co.	255,600	12,071,988
MP Materials Corp. *	278,900	8,947,112
Newmont Corp.	356,555	21,275,637
Ormat Technologies, Inc. †	149,400	11,705,490
Piedmont Lithium, Inc. *	155,400	5,658,114
Pioneer Natural Resources Co.	136,488	30,447,743
Sanderson Farms, Inc.	27,800	5,991,734
SolarEdge Technologies, Inc. *	129,500	35,441,560
Solid Power, Inc. *	94,400	507,872
Stem, Inc. * †	706,032	5,055,189
Stem, Inc. # * ø	362,000	2,588,300
TuSimple Holdings, Inc. * †	110,530	799,132
Tyson Foods, Inc.	211,000	18,158,660
Union Pacific Corp.	27,000	5,758,560
Valero Energy Corp.	308,800	32,819,264
		626,964,442
Zambia: 2.9%
First Quantum Minerals Ltd. (CAD)	1,382,100	26,220,387
Total Common Stocks (Cost: $667,940,040)		884,805,938

WARRANTS: 0.0%
Norway: 0.0%
FREYR Battery SA, USD 11.50, exp. 09/01/27	120,350	250,328
United States: 0.0%
Benson Hill, Inc., USD 11.50, exp. 12/24/25	74,875	35,191
Total Warrants (Cost: $216,758)		285,519

See Notes to Financial Statements

21

GLOBAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
MONEY MARKET FUND: 1.9% (Cost: $17,196,248)
Invesco Treasury Portfolio - Institutional Class	17,196,248	$17,196,248

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $685,353,046)		902,287,705
	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.1% (Cost: $36,602,076)
Money Market Fund: 4.1%
State Street Navigator Securities Lending Government Money Market Portfolio	36,602,076	$36,602,076
Total Investments: 104.2% (Cost: $721,955,122)		938,889,781
Liabilities in excess of other assets: (4.2)%		(37,568,380)
NET ASSETS: 100.0%		$901,321,401

Restricted securities held by the Fund as of June 30, 2022 are as follows:

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $75,856,061 which represents 8.4% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $111,942,953.
ø	Restricted Security – the aggregate value of restricted securities is $6,833,380, or 0.8% of net assets

Restricted securities held by the Fund as of June 30, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
EVgo, Inc.	06/30/2021	308,000	$3,080,000	$1,851,080	0.2%
FREYR Battery SA	07/06/2021	350,000	3,500,000	2,394,000	0.3%
Stem, Inc.	04/28/2021	362,000	3,620,000	2,588,300	0.3%
			$10,200,000	$6,833,380	0.8%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Cyclical	0.2%	$1,851,080
Consumer Discretionary	0.1	736,853
Consumer Staples	6.5	59,104,994
Energy	41.1	370,450,537
Financials	2.4	21,992,533
Industrials	5.4	48,776,448
Information Technology	5.8	52,583,632
Materials	35.0	315,495,890
ndustrials	0.3	2,394,000
Utilities	1.3	11,705,490
Money Market Fund	1.9	17,196,248
	100.0%	$902,287,705

See Notes to Financial Statements

22

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$19,907,309	$—	$19,907,309
Brazil	23,257,673	4,454,075	—	27,711,748
British Virgin Islands	674,347	—	—	674,347
Canada	65,608,658	398,094	—	66,006,752
Chile	11,774,692	—	—	11,774,692
Finland	—	5,609,052	—	5,609,052
Netherlands	—	8,484,946	—	8,484,946
Norway	33,908,380	6,114,276	—	40,022,656
South Africa	13,752,618	25,903,413	—	39,656,031
Spain	—	545,516	—	545,516
Turkey	3,598,209	—	—	3,598,209
United Kingdom	7,629,851	—	—	7,629,851
United States	622,525,062	4,439,380	—	626,964,442
Zambia	26,220,387	—	—	26,220,387
Warrants *	285,519	—	—	285,519
Money Market Funds	53,798,324	—	—	53,798,324
Total Investments	$863,033,720	$75,856,061	$—	$938,889,781

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

23

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.0%
Australia: 13.2%
Bellevue Gold Ltd. # *	35,927,763	$15,869,767
De Grey Mining Ltd. # * †	10,771,722	5,963,084
Emerald Resources NL # *	8,103,636	6,168,211
Evolution Mining Ltd. #	6,347,487	10,371,489
Northern Star Resources Ltd. #	4,419,200	20,729,176
Predictive Discovery Ltd. # *	74,650,145	10,213,686
West African Resources Ltd. # *	27,672,984	23,038,268
		92,353,681
Brazil: 9.3%
Wheaton Precious Metals Corp. (USD)	981,691	35,370,327
Yamana Gold, Inc. (USD)	6,395,179	29,737,582
		65,107,909
Canada: 57.6%
Agnico Eagle Mines Ltd. (USD)	1,354,231	61,969,611
Alamos Gold, Inc. (USD)	2,241,223	15,733,385
B2Gold Corp. (USD)	9,314,041	31,574,599
Barrick Gold Corp. (USD)	2,545,200	45,024,588
Bear Creek Mining Corp. *	2,303,403	1,431,574
Bear Creek Mining Corp. # * ø	948,000	581,821
Benchmark Metals, Inc. * ‡	10,463,099	5,364,858
Bonterra Resources, Inc. *	4,278,931	3,058,279
Equinox Gold Corp. (USD) *	1,400,793	6,219,521
Franco-Nevada Corp. (USD)	495,300	65,171,574
G Mining Ventures Corp. *	10,281,966	5,831,134
G2 Goldfields Inc. # ø	3,905,600	1,820,510
Galway Metals Inc. # *∞ ø	4,424,970	1,256,469
Galway Metals, Inc. * † ‡	11,480,400	3,478,369
GoGold Resources, Inc. * †	3,120,018	4,968,953
GoGold Resources, Inc. # * ø	2,725,643	4,340,870
Goldsource Mines, Inc. * † ‡	4,314,354	1,742,902
Kinross Gold Corp. (USD)	8,742,018	31,296,424
Liberty Gold Corp. * ‡	11,414,614	4,877,283
Liberty Gold Corp. * ‡ ø	10,822,000	4,624,067
Liberty Gold Corp. # * ‡	10,822,000	4,539,994
Lundin Gold, Inc. *	468,600	3,363,785
Marathon Gold Corp. *	6,193,251	6,351,065
Nighthawk Gold Corp. * †	3,273,000	1,067,946
O3 Mining, Inc. * †	1,807,700	2,766,601
Orezone Gold Corp. * †	15,456,607	15,370,150
Osisko Gold Royalties Ltd. (USD) †	1,027,100	10,373,710
Osisko Mining, Inc. *	5,579,160	13,263,075
Perpetua Resources Corp. * †	211,052	695,199
Probe Metals, Inc. *	3,434,223	4,348,806
Pure Gold Mining, Inc. *	3,990,951	503,830
Pure Gold Mining, Inc. # * ø	5,058,500	628,776
Pure Gold Mining, Inc. #∞ ø	18,800,000	2,054,972
Reunion Gold Corp. * †	24,064,000	4,580,236
Reunion Gold Corp. # * ø	7,210,320	1,518,581
Rhyolite Resources Ltd. *	4,112,000	1,054,195
Rio2 Ltd. *	8,417,056	1,847,280
	Number of Shares	Value
Canada (continued)
Sabina Gold & Silver Corp. *	8,644,614	$7,118,778
Silver Tiger Metals, Inc. *	5,982,500	1,185,160
Skeena Resources Ltd. *	396,550	2,094,888
SSR Mining, Inc. (USD) †	1,066,950	17,818,065
Wallbridge Mining Co. Ltd. * †	6,377,700	941,394
		403,853,277
South Africa: 1.2%
Gold Fields Ltd. (ADR)	965,144	8,802,113
Turkey: 0.9%
Eldorado Gold Corp. (USD) *	970,333	6,200,428
United Kingdom: 6.5%
Endeavour Mining Plc (CAD) †	2,194,231	45,394,944
United States: 9.3%
Newmont Corp.	843,326	50,321,262
Royal Gold, Inc.	141,100	15,066,658
		65,387,920
Total Common Stocks (Cost: $522,400,633)		687,100,272

WARRANTS: 0.1%
Canada: 0.1%
Benchmark Metals, Inc., CAD 1.55, exp. 12/09/23 # *∞	639,000	23,084
Benchmark Metals, Inc., CAD 1.80, exp. 09/18/22 # *∞	2,395,000	0
Goldsource Mines, Inc., CAD 1.40, exp. 05/20/23 # *∞	21,571,772	15,586
Nighthawk Gold Corp., CAD 1.50, exp. 07/07/23 # *∞	1,649,000	0
Pure Gold Mining, Inc., CAD 0.18, exp. 11/13/22 # *∞ ø	18,800,000	679,154
Pure Gold Mining, Inc., USD 0.85, exp. 07/18/22 # *∞	3,172,500	0
Total Warrants (Cost: $1,915,384)		717,824

MONEY MARKET FUND: 2.5% (Cost: $17,845,429)
Invesco Treasury Portfolio - Institutional Class	17,845,429	17,845,429

Total Investments Before Collateral for Securities Loaned: 100.6% (Cost: $542,161,446)		705,663,525

See Notes to Financial Statements

24

	Number of Shares	Value
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.6% (Cost: $17,883,292)
Money Market Fund: 2.6%
	Number of Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio	17,883,292	$17,883,292
Total Investments: 103.2% (Cost: $560,044,738)		723,546,817
Liabilities in excess of other assets: (3.2)%		(22,285,746)
NET ASSETS: 100.0%		$701,261,071

Schedule of Open Forward Foreign Currency Contracts - June 30, 2022

Counterparty	Currency to be sold		Currency to be purchased		Settlement Dates	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	USD	1,469,380	CAD	1,893,430	7/6/2022	$1,597

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

Footnotes:

#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $109,813,497 which represents 15.7% of net assets.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $24,204,669.
ø	Restricted Security – the aggregate value of restricted securities is $17,505,220, or 2.5% of net assets
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
∞	Security is valued using pricing models and significant unobservable inputs that factor in volatility and discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

Restricted securities held by the Fund as of June 30, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Bear Creek Mining Corp.	08/15/2015	948,000	$2,865,267	$581,821	0.1%
G2 Goldfields Inc.	06/29/2022	3,905,600	1,816,840	1,820,510	0.3%
Galway Metals Inc.	05/26/2022	4,424,970	1,459,310	1,256,469	0.2%
GoGold Resources, Inc.	08/31/2020	2,725,643	2,002,864	4,340,870	0.6%
Liberty Gold Corp.	10/04/2021	10,822,000	5,138,855	4,624,067	0.6%
Pure Gold Mining, Inc.	05/21/2020	5,058,500	3,571,215	628,776	0.1%
Pure Gold Mining, Inc. *	05/16/2022	18,800,000	0	679,154	0.1%
Pure Gold Mining, Inc.	05/16/2022	18,800,000	2,194,296	2,054,972	0.3%
Reunion Gold Corp.	06/15/2022	7,210,320	1,468,629	1,518,581	0.2%
			$20,517,276	$17,505,220	2.5%

Footnotes:

*	Warrants

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Diversified Metals & Mining	2.2%	$16,118,284
Gold	92.7	653,803,492
Precious Metals & Minerals	1.7	11,742,207
Silver	0.9	6,154,113
Money Market Fund	2.5	17,845,429
	100.0%	$705,663,525

See Notes to Financial Statements

25

INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Transactions in securities of affiliates for the period ended June 30, 2022 were as follows:

	Value 12/31/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 6/30/2022
Benchmark Metals, Inc.*	$105,649	$–	$–	$–	$–	$(105,649)	$–(a)
Benchmark Metals, Inc.	7,842,134	945,510	–	–	–	(3,422,786)	5,364,858
Benchmark Metals, Inc.	1,025,370	–	(945,510)	–	–	(79,860)	–
Benchmark Metals, Inc.*	155,033	–	–	–	–	(131,949)	–(a)
G Mining Ventures Corp.	6,746,537	–	–	–	–	(915,403)	–(a)
Galway Metals, Inc.	5,536,222	–	–	–	–	(2,057,853)	3,478,369
Goldsource Mines, Inc.	2,933,195	–	–	–	–	(1,190,293)	1,742,902
Liberty Gold Corp.	16,221,579	1,000,411	(5,441,514)	(237,142)	–	(6,666,051)	4,877,283
Liberty Gold Corp.ø	8,298,623	–	–	–	–	(3,674,556)	4,624,067
Liberty Gold Corp.	–	5,624,767	–	–	–	(1,084,773)	4,539,994
	$48,864,342	$7,570,688	$(6,387,024)	$(237,142)	$–	$(19,329,173)	$24,627,473

Footnotes:

*	Warrants
(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
ø	Restricted Security.

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$92,353,681	$—	$92,353,681
Brazil	65,107,909	—	—	65,107,909
Canada	387,111,284	13,430,552	3,311,441	403,853,277
South Africa	8,802,113	—	—	8,802,113
Turkey	6,200,428	—	—	6,200,428
United Kingdom	45,394,944	—	—	45,394,944
United States	65,387,920	—	—	65,387,920
Warrants *	—	—	717,824	717,824
Money Market Funds	35,728,721	—	—	35,728,721
Total Investments	$613,733,319	$105,784,233	$4,029,265	$723,546,817
Other Financial Instruments:
Assets
Forward Foreign Currency Contract	$—	$1,597	$—	$1,597

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

26

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

June 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.6%
Banks: 2.3%
Wells Fargo & Co.	9,314	$364,829
Capital Goods: 12.3%
3M Co.	3,026	391,595
Boeing Co. *	2,724	372,425
Emerson Electric Co.	4,710	374,633
Honeywell International, Inc.	1,093	189,974
Masco Corp.	7,826	395,996
Rockwell Automation, Inc.	990	197,317
		1,921,940
Commercial & Professional Services: 5.1%
CoStar Group, Inc. *	3,562	215,180
Equifax, Inc.	2,057	375,979
TransUnion	2,531	202,455
		793,614
Consumer Durables & Apparel: 2.6%
Polaris, Inc. †	4,051	402,183
Diversified Financials: 8.6%
Berkshire Hathaway, Inc. *	689	188,111
BlackRock, Inc.	640	389,786
Charles Schwab Corp.	3,235	204,387
Intercontinental Exchange, Inc.	2,097	197,202
State Street Corp.	3,080	189,882
T Rowe Price Group, Inc.	1,602	182,003
		1,351,371
Food, Beverage & Tobacco: 7.9%
Campbell Soup Co.	5,331	256,155
Constellation Brands, Inc.	1,020	237,721
Kellogg Co.	6,865	489,749
Philip Morris International, Inc.	2,510	247,837
		1,231,462
Health Care Equipment & Services: 7.9%
Medtronic Plc	4,307	386,553
Veeva Systems, Inc. *	2,279	451,333
Zimmer Biomet Holdings, Inc.	3,705	389,248
		1,227,134
Materials: 3.5%
Compass Minerals International, Inc.	3,984	140,994
Ecolab, Inc.	2,677	411,615
		552,609
Media & Entertainment: 7.1%
Alphabet, Inc. *	175	381,371
	Number of Shares	Value
Media & Entertainment (continued)
Comcast Corp.	4,963	$194,748
Meta Platforms, Inc. *	2,137	344,591
Walt Disney Co. *	1,981	187,006
		1,107,716
Pharmaceuticals, Biotechnology & Life Sciences: 7.3%
Biogen, Inc. *	2,099	428,070
Gilead Sciences, Inc.	7,283	450,162
Merck & Co., Inc.	2,935	267,584
		1,145,816
Retailing: 5.9%
Amazon.com, Inc. *	3,200	339,872
Etsy, Inc. *	3,994	292,401
MercadoLibre, Inc. *	452	287,865
		920,138
Semiconductors & Semiconductor Equipment: 9.5%
Intel Corp.	10,266	384,051
KLA Corp.	639	203,892
Lam Research Corp.	846	360,523
Microchip Technology, Inc.	3,047	176,970
Teradyne, Inc.	3,951	353,812
		1,479,248
Software & Services: 19.6%
Adobe, Inc. *	1,008	368,989
Blackbaud, Inc. *	3,925	227,925
Guidewire Software, Inc. *	5,086	361,055
Microsoft Corp.	1,557	399,884
Salesforce, Inc. *	2,162	356,816
ServiceNow, Inc. *	817	388,500
Tyler Technologies, Inc. *	1,112	369,718
Western Union Co.	25,021	412,096
Workday, Inc. *	1,329	185,502
		3,070,485
Total Common Stocks (Cost: $17,224,834)		15,568,545

MONEY MARKET FUND: 0.7% (Cost: $102,379)
Invesco Treasury Portfolio - Institutional Class	102,379	102,379

Total Investments: 100.3% (Cost: $17,327,213)		15,670,924
Liabilities in excess of other assets: (0.3)%		(47,827)
NET ASSETS: 100.0%		$15,623,097

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $378,455.

See Notes to Financial Statements

27

VANECK MORNINGSTAR WIDE MOAT FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Summary of Investments by Sector	% of Investments	Value
Communication Services	7.1%	$1,107,716
Consumer Discretionary	8.5	1,322,321
Consumer Staples	7.8	1,231,462
Financials	10.9	1,716,200
Health Care	15.1	2,372,950
Industrials	17.4	2,715,554
Information Technology	29.0	4,549,733
Materials	3.5	552,609
Money Market Fund	0.7	102,379
	100.0%	$15,670,924

The summary of inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$15,568,545	$—	$—	$15,568,545
Money Market Fund	102,379	—	—	102,379
Total Investments	$15,670,924	$—	$—	$15,670,924

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

28

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2022 (unaudited)

	CM Commodity Index Fund (a)	Emerging Markets Bond Fund	Emerging Markets Fund	Emerging Markets Leaders Fund
Assets:
Investments, at value (1) (2)	$782,241,113	$11,954,653	$1,223,962,557	$5,152,216
Short-term investments held as collateral for securities loaned (3)	—	523,371	9,369,968	—
Cash	6,922,385	—	—	—
Cash denominated in foreign currency, at value (4)	—	82,206	640,074	316
Receivables:
Investment securities sold	—	344,888	31,774,879	111,133
Shares of beneficial interest sold	8,629,758	—	2,724,976	—
Due from Adviser	—	7,113	—	14,900
Dividends and interest	19,695	272,560	6,140,419	19,376
Prepaid expenses	1,049	59	15,263	—
Total assets	797,814,000	13,184,850	1,274,628,136	5,297,941
Liabilities:
Total return swap contracts, at value	34,869,083	—	—	—
Payables:
Investment securities purchased	6,958,776	186,883	24,668,226	64,504
Shares of beneficial interest redeemed	6,076,488	79,316	5,774,469	—
Collateral for securities loaned	—	523,371	9,369,968	—
Due to Adviser	329,934	—	559,403	—
Due to custodian	—	9,207	—	—
Due to Distributor	8,795	1,124	30,759	180
Deferred Trustee fees	301,306	12,748	1,175,390	467
Accrued expenses	91,911	105,191	6,643,421	57,204
Total liabilities	48,636,293	917,840	48,221,636	122,355
NET ASSETS	$749,177,707	$12,267,010	$1,226,406,500	$5,175,586

Net Assets consist of:
Aggregate paid in capital	$835,567,438	$48,000,072	$1,554,120,184	$6,000,000
Total distributable loss	(86,389,731)	(35,733,062)	(327,713,684)	(824,414)
NET ASSETS	$749,177,707	$12,267,010	$1,226,406,500	$5,175,586
(1) Value of securities on loan	$—	$564,585	$33,097,412	$164,018
(2) Cost of investments	$782,430,266	$13,821,987	$1,488,942,777	$5,939,921
(3) Cost of short-term investments held as collateral for securities loaned	$—	$523,371	$9,369,968	$—
(4) Cost of cash denominated in foreign currency	$—	$83,610	$456,714	$—

See Notes to Financial Statements

29

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2022 (unaudited) (continued)

	CM Commodity Index Fund (a)	Emerging Markets Bond Fund	Emerging Markets Fund	Emerging Markets Leaders Fund
Class A Shares:
Net Assets	$39,775,391	$5,293,225	$86,083,884	$861,201
Shares of beneficial interest outstanding	6,873,120	1,057,077	7,109,867	40,000
Net asset value and redemption price per share	$5.79	$5.01	$12.11	$21.53
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$6.14	$5.32	$12.85	$22.84

Class C Shares:
Net Assets	N/A	N/A	$14,501,212	N/A
Shares of beneficial interest outstanding	N/A	N/A	1,392,433	N/A
Net asset value and redemption price per share (Redemption may be subject to a contingent deferred sales charge within one year of ownership)	N/A	N/A	$10.41	N/A

Class I Shares:
Net Assets	$313,281,371	$4,580,031	$482,952,921	$1,725,869
Shares of beneficial interest outstanding	52,406,964	903,727	37,283,704	80,000
Net asset value and redemption price per share	$5.98	$5.07	$12.95	$21.57

Class Y Shares:
Net Assets	$396,120,945	$2,393,754	$584,260,081	$1,725,292
Shares of beneficial interest outstanding	66,534,123	473,705	47,123,373	80,000
Net asset value and redemption price per share	$5.95	$5.05	$12.40	$21.57

Class Z Shares:
Net Assets	N/A	N/A	$58,608,402	$863,224
Shares of beneficial interest outstanding	N/A	N/A	4,513,289	40,000
Net asset value and redemption price per share	N/A	N/A	$12.99	$21.58

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

30

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2022 (unaudited)

	Environmental Sustainability Fund	Global Resources Fund	International Investors Gold Fund (a)	VanEck Morningstar Wide Moat Fund
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$3,880,586	$902,287,705	$681,036,052	$15,670,924
Affiliated issuers (3)	—	—	24,627,473	—
Short-term investments held as collateral for securities loaned (4)	132,549	36,602,076	17,883,292	—
Cash	—	337	315,089	—
Cash denominated in foreign currency, at value (5)	—	653,911	—	—
Receivables:
Investment securities sold	137	—	920,263	—
Shares of beneficial interest sold	—	1,180,023	354,261	610
Due from Adviser	11,610	—	—	6,309
Dividends and interest	4,604	823,277	422,837	20,251
Prepaid expenses	—	26,757	34,582	29
Unrealized appreciation on forward foreign currency contracts	—	—	1,597	—
Total assets	4,029,486	941,574,086	725,595,446	15,698,123
Liabilities:
Payables:
Investment securities purchased	137	—	3,752,039	—
Shares of beneficial interest redeemed	—	1,495,959	1,435,457	—
Collateral for securities loaned	132,549	36,602,076	17,883,292	—
Due to Adviser	—	768,062	444,126	—
Due to custodian	194	—	761	—
Due to Distributor	169	43,192	91,824	—
Deferred Trustee fees	1,025	405,065	432,505	6,705
Accrued expenses	18,426	938,331	294,371	68,321
Total liabilities	152,500	40,252,685	24,334,375	75,026
NET ASSETS	$3,876,986	$901,321,401	$701,261,071	$15,623,097
Net Assets consist of:
Aggregate paid in capital	$5,342,051	$1,723,569,045	$982,607,780	$15,738,869
Total distributable loss	(1,465,065)	(822,247,644)	(281,346,709)	(115,772)
NET ASSETS	$3,876,986	$901,321,401	$701,261,071	$15,623,097
(1) Value of securities on loan	$292,069	$111,942,953	$24,204,669	$378,455
(2) Cost of investments - Unaffiliated issuers	$5,263,298	$685,353,046	$510,270,898	$17,327,213
(3) Cost of investments - Affiliated issuers	$—	$—	$31,890,548	$—
(4) Cost of short-term investments held as collateral for securities loaned	$132,549	$36,602,076	$17,883,292	$—
(5) Cost of cash denominated in foreign currency	$—	$659,975	$—	$—

See Notes to Financial Statements

31

VANECK FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2022 (unaudited) (continued)

	Environmental Sustainability Fund	Global Resources Fund	International Investors Gold Fund (a)	VanEck Morningstar Wide Moat Fund
Class A Shares:
Net Assets	$768,378	$132,158,886	$241,470,319	N/A
Shares of beneficial interest outstanding	42,582	3,405,586	29,074,337	N/A
Net asset value and redemption price per share	$18.04	$38.81	$8.31	N/A
Maximum offering price per share (Net asset value per share ÷ 94.25%)	$19.14	$41.18	$8.82	N/A

Class C Shares:
Net Assets	N/A	$12,833,720	$38,383,409	N/A
Shares of beneficial interest outstanding	N/A	391,229	5,605,197	N/A
Net asset value and redemption price per share (Redemption may be subject to a contingent deferred sales charge within one year of ownership)	N/A	$32.80	$6.85	N/A

Class I Shares:
Net Assets	$1,647,518	$464,690,388	$146,952,883	$3,118,800
Shares of beneficial interest outstanding	91,027	11,380,502	4,708,989	110,999
Net asset value and redemption price per share	$18.10	$40.83	$31.21	$28.10
Maximum offering price per share (Net asset value per share ÷ 94.25%)	N/A	N/A	$33.11	N/A

Class Y Shares:
Net Assets	$1,461,090	$291,638,407	$274,454,460	N/A
Shares of beneficial interest outstanding	80,804	7,358,430	40,110,624	N/A
Net asset value and redemption price per share	$18.08	$39.63	$6.84	N/A
Maximum offering price per share (Net asset value per share ÷ 94.25%)	N/A	N/A	$7.26	N/A

Class Z Shares:
Net Assets	N/A	N/A	N/A	$12,504,297
Shares of beneficial interest outstanding	N/A	N/A	N/A	451,113
Net asset value and redemption price per share	N/A	N/A	N/A	$27.72

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

32

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2022 (unaudited)

	CM Commodity Index Fund(a)	Emerging Markets Bond Fund	Emerging Markets Fund		Emerging Markets Leaders Fund(b)
Income:
Dividends - unaffiliated issuers	$42,584	$354	$23,941,626		$47,013
Interest	1,521,131	584,867	—		0
Securities lending income	14,807	867	139,668		176
Foreign taxes withheld	—	(7,266)	(2,356,955)		(6,787)
Total income	1,578,522	578,822	21,724,339		40,402
Expenses:
Management fees	2,917,510	54,975	6,214,808		13,476
Distribution fees – Class A	48,541	7,087	128,623		748
Distribution fees – Class C	—	—	91,836		—
Transfer agent fees – Class A	34,945	8,369	86,270		1,629
Transfer agent fees – Class C	—	—	22,608		—
Transfer agent fees – Class I	140,509	12,537	422,303		1,888
Transfer agent fees – Class Y	234,890	7,224	409,156		1,641
Transfer agent fees – Class Z	—	—	6,967		1,003
Administration fees	—	—	2,071,603		—
Custodian fees	13,274	13,980	393,069		7,967
Professional fees	43,506	39,290	47,984		27,168
Registration fees – Class A	9,392	8,002	4,598		5,995
Registration fees – Class C	—	—	7,723		—
Registration fees – Class I	12,783	8,203	3,434		6,015
Registration fees – Class Y	15,130	8,006	54,874		5,990
Registration fees – Class Z	—	—	7,728		6,006
Reports to shareholders	52,917	5,209	38,843		5,440
Insurance	16,510	3,099	53,797		—
Trustees’ fees and expenses	49,330	1,356	240,017		1,609
Interest	—	1,185	33,071		—
Other	6,726	402	17,698		1,659
Total expenses	3,595,963	178,924	10,357,010		88,234
Waiver of management fees	(909,579)	(54,975)	(1,257,710)		(13,476)
Expenses assumed by the Adviser	—	(48,239)	—		(57,389)
Net expenses	2,686,384	75,710	9,099,300		17,369
Net investment income (loss)	(1,107,862)	503,112	12,625,039		23,033
Net realized gain (loss) on:
Investments - unaffiliated issuers	(4,399)	(1,077,387)	(49,241,229	)(c)	(58,467	)(d)
Investments - affiliated issuers	—	—	(3,337,461)		—
Swap contracts	139,957,444	—	—		—
Forward foreign currency contracts	—	16,358	(51)		—
Foreign currency transactions and foreign denominated assets and liabilities	—	(17,170)	(807,436)		836
Net realized gain (loss)	139,953,045	(1,078,199)	(53,386,177)		(57,631)
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(54,634)	(1,539,991)	(561,719,077	)(e)	(790,648	)(f)
Investments - affiliated issuers	—	—	694,435		—
Swap contracts	(40,947,266)	—	—		—
Foreign currency transactions and foreign denominated assets and liabilities	—	1,825	169,210		832
Net change in unrealized appreciation (depreciation)	(41,001,900)	(1,538,166)	(560,855,432)		(789,816)
Net Increase (Decrease) in Net Assets Resulting from Operations	$97,843,283	$(2,113,253)	$(601,616,570)		$(824,414)

(a)	Consolidated Statement of Operations
(b)	For the period March 1, 2022 (commencement of operations) through June 30, 2022.
(c)	Net of foreign taxes of $2,714,840
(d)	Net of foreign taxes of $407
(e)	Net of foreign taxes of $76,379

See Notes to Financial Statements

33

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2022 (unaudited) (continued)

(f)	Net of foreign taxes of $2,943

See Notes to Financial Statements

34

VANECK FUNDS

STATEMENTS OF OPERATIONS

For the Period Ended June 30, 2022 (unaudited)

	Environmental Sustainability Fund	Global Resources Fund	International Investors Gold Fund(a)	VanEck Morningstar Wide Moat Fund
Income:
Dividends - unaffiliated issuers	$29,437	$15,280,492	$7,391,671	$149,000
Securities lending income	7,676	196,740	109,925	81
Foreign taxes withheld	(3,304)	(632,129)	(756,261)	—
Total income	33,809	14,845,103	6,745,335	149,081
Expenses:
Management fees	16,440	4,692,087	3,001,195	38,830
Distribution fees – Class A	1,105	199,282	377,860	—
Distribution fees – Class C	—	71,236	243,847	—
Transfer agent fees – Class A	3,539	124,726	207,829	—
Transfer agent fees – Class C	—	16,775	33,891	—
Transfer agent fees – Class I	3,543	119,698	63,283	6,896
Transfer agent fees – Class Y	3,522	121,569	148,591	—
Transfer agent fees – Class Z	—	—	—	6,254
Administration fees	—	—	1,064,123	—
Custodian fees	5,227	15,514	23,418	8,270
Professional fees	28,571	45,634	50,871	38,751
Registration fees – Class A	2,845	10,043	22,136	—
Registration fees – Class C	—	7,226	8,872	—
Registration fees – Class I	3,237	6,591	6,518	9,138
Registration fees – Class Y	3,237	16,406	16,452	—
Registration fees – Class Z	—	—	—	9,286
Reports to shareholders	135	19,174	27,600	4,014
Insurance	—	17,091	18,501	3,019
Trustees’ fees and expenses	895	31,353	77,263	1,755
Interest and taxes	84	1,312	4,583	25
Other	1,067	6,268	4,254	669
Total expenses	73,447	5,521,985	5,401,087	126,907
Waiver of management fees	(16,440)	(375,007)	(40,214)	(38,830)
Expenses assumed by the Adviser	(33,947)	—	—	(44,041)
Net expenses	23,060	5,146,978	5,360,873	44,036
Net investment income	10,749	9,698,125	1,384,462	105,045
Net realized gain (loss) on:
Investments - unaffiliated issuers	(78,484)	25,582,364	7,272,990	1,137,196
Investments - affiliated issuers	—	—	(237,142)	—
Forward foreign currency contracts	—	—	45,035	—
Foreign currency transactions and foreign denominated assets and liabilities	(312)	(93,047)	7,693	—
Net realized gain (loss)	(78,796)	25,489,317	7,088,576	1,137,196
Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(1,241,648)	(64,274,496)	(158,782,305)	(4,220,077)
Investments - affiliated issuers	—	—	(19,329,168)	—
Forward foreign currency contracts	—	—	1,597	—
Foreign currency transactions and foreign denominated assets and liabilities	(173)	(13,567)	(6,216)	—
Net change in unrealized appreciation (depreciation)	(1,241,821)	(64,288,063)	(178,116,092)	(4,220,077)
Net Decrease in Net Assets Resulting from Operations	$(1,309,868)	$(29,100,621)	$(169,643,054)	$(2,977,836)

(a)	Consolidated Statement of Operations

See Notes to Financial Statements

35

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	CM Commodity Index Fund (a)		Emerging Markets Bond Fund
	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$(1,107,862)	$(3,862,700)	$503,112	$1,343,534
Net realized gain (loss)	139,953,045	165,026,997	(1,078,199)	(1,115,798)
Net change in unrealized appreciation (depreciation)	(41,001,900)	(1,738,702)	(1,538,166)	(1,340,997)
Net increase (decrease) in net assets resulting from operations	97,843,283	159,425,595	(2,113,253)	(1,113,261)

Distributions to shareholders:
Distributable earnings
Class A	—	(5,800,616)	(199,929)	(249,486)
Class I	—	(61,767,261)	(196,060)	(615,619)
Class Y	—	(61,740,961)	(104,042)	(136,469)
	—	(129,308,838)	(500,031)	(1,001,574)
Return of capital
Class A	—	—	—	(85,588)
Class I	—	—	—	(210,943)
Class Y	—	—	—	(46,781)
	—	—	—	(343,312)
Total distributions	—	(129,308,838)	(500,031)	(1,344,886)

Share transactions:
Proceeds from sale of shares
Class A	15,552,237	21,478,801	331,617	758,458
Class I	45,273,826	138,696,288	135,487	5,268,185
Class Y	108,278,745	117,115,980	20,906	2,455,263
	169,104,808	277,291,069	488,010	8,481,906
Reinvestment of distributions
Class A	—	3,173,631	156,380	262,837
Class I	—	24,100,787	164,911	777,962
Class Y	—	59,931,059	102,407	180,507
	—	87,205,477	423,698	1,221,306
Cost of shares redeemed
Class A	(11,227,033)	(18,588,814)	(335,784)	(1,185,321)
Class I	(73,091,053)	(75,471,954)	(255,157)	(14,922,512)
Class Y	(89,822,058)	(68,523,320)	(674,897)	(1,641,988)
	(174,140,144)	(162,584,088)	(1,265,838)	(17,749,821)
Increase (decrease) in net assets resulting from share transactions	(5,035,336)	201,912,458	(354,130)	(8,046,609)
Total increase (decrease) in net assets	92,807,947	232,029,215	(2,967,414)	(10,504,756)
Net Assets, beginning of period	656,369,760	424,340,545	15,234,424	25,739,180
Net Assets, end of period	$749,177,707	$656,369,760	$12,267,010	$15,234,424

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

36

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets Fund		Emerging Markets Leaders Fund
	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022(a)
	(unaudited)		(unaudited)
Operations:
Net investment income	$12,625,039	$5,300,002	$23,033
Net realized gain (loss)	(53,386,177)	220,359,167	(57,631)
Net change in unrealized appreciation (depreciation)	(560,855,432)	(561,338,176)	(789,816)
Net decrease in net assets resulting from operations	(601,616,570)	(335,679,007)	(824,414)

Distributions to shareholders:
Distributable earnings
Class A	—	(9,871,905)	—
Class C	—	(2,124,371)	—
Class I	—	(67,127,954)	—
Class Y	—	(84,065,845)	—
Class Z	—	(6,888,866)	—
Total distributions	—	(170,078,941)	—

Share transactions:
Proceeds from sale of shares
Class A	22,421,767	40,550,260	1,000,000
Class C	730,603	5,279,815	—
Class I	46,300,294	284,123,037	2,000,000
Class Y	176,945,391	335,031,324	2,000,000
Class Z	20,670,973	60,322,642	1,000,000
	267,069,028	725,307,078	6,000,000
Reinvestment of distributions
Class A	—	6,775,661	—
Class C	—	1,823,736	—
Class I	—	50,180,300	—
Class Y	—	61,262,882	—
Class Z	—	4,430,688	—
	—	124,473,267	—
Cost of shares redeemed
Class A	(29,445,841)	(45,869,125)	—
Class C	(3,641,660)	(9,634,234)	—
Class I	(225,381,634)	(387,481,276)	—
Class Y	(378,395,545)	(416,173,420)	—
Class Z	(4,437,648)	(53,990,808)	—
	(641,302,328)	(913,148,863)	—
Increase (decrease) in net assets resulting from share transactions	(374,233,300)	(63,368,518)	6,000,000
Total increase (decrease) in net assets	(975,849,870)	(569,126,466)	5,175,586
Net Assets, beginning of period	2,202,256,370	2,771,382,836	—
Net Assets, end of period	$1,226,406,500	$2,202,256,370	$5,175,586

(a)	For the period March 1, 2022 (commencement of operations) through June 30, 2022.

See Notes to Financial Statements

37

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Environmental Sustainability Fund		Global Resources Fund
	Six Months Ended June 30, 2022	Period Ended December 31, 2021(a)	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income (loss)	$10,749	$(13,216)	$9,698,125	$11,208,950
Net realized gain (loss)	(78,796)	(918)	25,489,317	60,228,673
Net change in unrealized appreciation (depreciation)	(1,241,821)	(141,063)	(64,288,063)	39,014,825
Net increase (decrease) in net assets resulting from operations	(1,309,868)	(155,197)	(29,100,621)	110,452,448

Distributions to shareholders:
Distributable earnings
Class A	—	—	—	(2,039,281)
Class C	—	—	—	(138,187)
Class I	—	—	—	(6,436,980)
Class Y	—	—	—	(3,587,055)
Total distributions	—	—	—	(12,201,503)

Share transactions:
Proceeds from sale of shares
Class A	68,406	1,022,249	24,015,350	57,098,992
Class C	—	—	2,662,837	7,043,962
Class I	54,127	2,223,400	138,890,636	87,147,555
Class Y	17,500	2,000,000	117,176,373	167,367,141
	140,033	5,245,649	282,745,196	318,657,650
Reinvestment of distributions
Class A	—	—	—	1,755,355
Class C	—	—	—	125,014
Class I	—	—	—	3,144,316
Class Y	—	—	—	3,023,564
	—	—	—	8,048,249
Cost of shares redeemed
Class A	(30,774)	—	(43,328,735)	(31,560,477)
Class C	—	—	(3,521,320)	(5,657,725)
Class I	(3,121)	(9,736)	(44,072,529)	(118,113,635)
Class Y	—	—	(45,058,697)	(82,448,228)
	(33,895)	(9,736)	(135,981,281)	(237,780,065)
Increase in net assets resulting from share transactions	106,138	5,235,913	146,763,915	88,925,834
Total increase (decrease) in net assets	(1,203,730)	5,080,716	117,663,294	187,176,779
Net Assets, beginning of period	5,080,716	—	783,658,107	596,481,328
Net Assets, end of period	$3,876,986	$5,080,716	$901,321,401	$783,658,107

(a)	For the period July 14, 2021 (commencement of operations) through December 31, 2021.

See Notes to Financial Statements

38

VANECK FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	International Investors Gold Fund (a)		VanEck Morningstar Wide Moat Fund
	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2022	Year Ended December 31, 2021
	(unaudited)		(unaudited)
Operations:
Net investment income	$1,384,462	$1,296,012	$105,045	$197,423
Net realized gain	7,088,576	82,156,041	1,137,196	2,171,939
Net change in unrealized appreciation (depreciation)	(178,116,092)	(237,265,497)	(4,220,077)	865,496
Net increase (decrease) in net assets resulting from operations	(169,643,054)	(153,813,444)	(2,977,836)	3,234,858

Distributions to shareholders:
Distributable earnings
Class A	—	(18,511,931)	—	—
Class C	—	(3,578,843)	—	—
Class I	—	(9,223,996)	—	(463,559)
Class Y	—	(18,289,889)	—	—
Class Z	—	—	—	(1,730,676)
Total distributions	—	(49,604,659)	—	(2,194,235)

Share transactions:
Proceeds from sale of shares
Class A	24,549,170	63,057,794	—	—
Class C	3,412,206	10,072,112	—	—
Class I	25,185,398	2,239,033	—	541,543
Class Y	97,513,517	224,195,635	—	—
Class Z	—	—	1,193,670	2,405,227
	150,660,291	299,564,574	1,193,670	2,946,770
Reinvestment of distributions
Class A	—	16,652,577	—	—
Class C	—	3,442,380	—	—
Class I	—	9,082,987	—	463,559
Class Y	—	15,095,142	—	—
Class Z	—	—	—	1,730,676
	—	44,273,086	—	2,194,235
Cost of shares redeemed
Class A	(25,909,612)	(82,011,326)	—	—
Class C	(4,673,744)	(14,775,751)	—	—
Class I	(46,609,629)	(53,598,551)	(8,273)	(204,057)
Class Y	(62,508,630)	(189,871,204)	—	—
Class Z	—	—	(900,638)	(608,647)
	(139,701,615)	(340,256,832)	(908,911)	(812,704)
Increase in net assets resulting from share transactions	10,958,676	3,580,828	284,759	4,328,301
Total increase (decrease) in net assets	(158,684,378)	(199,837,275)	(2,693,077)	5,368,924
Net Assets, beginning of period	859,945,449	1,059,782,724	18,316,174	12,947,250
Net Assets, end of period	$701,261,071	$859,945,449	$15,623,097	$18,316,174

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

39

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
			Year Ended December 31,

	Six Months Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$5.05		$4.66	$4.61	$4.29	$4.87	$4.76
Net investment income (loss) (a)	(0.02)		(0.05)	(0.01)	0.06	0.04	(0.01)
Net realized and unrealized gain (loss) on investments	0.76		1.57	0.06(b)	0.30	(0.60)	0.32
Total from investment operations	0.74		1.52	0.05	0.36	(0.56)	0.31
Distributions from:
Net investment income	—		(1.13)	—(c)	(0.04)	(0.02)	(0.20)
Net asset value, end of period	$5.79		$5.05	$4.66	$4.61	$4.29	$4.87
Total return (d)	14.65%	(e)	32.96%	1.11%	8.37%	(11.42)%	6.58%

Ratios to average net assets
Gross expenses	1.28%	(f)	1.38%	1.41%	1.43%	1.39%	1.41%
Net expenses	0.95%	(f)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income (loss)	(0.62)%	(f)	(0.91)%	(0.28)%	1.24%	0.88%	(0.12)%
Supplemental data
Net assets, end of period (in millions)	$40		$31	$22	$27	$30	$22
Portfolio turnover rate	—%	(e)	—%	—%	—%	—%	—%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Amount represents less than $0.005 per share.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized

See Notes to Financial Statements

40

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$5.20		$4.78	$4.71	$4.39	$4.98	$4.86
Net investment income (loss) (a)	(0.01)		(0.04)	—	0.07	0.06	0.01
Net realized and unrealized gain (loss) on investments	0.79		1.61	0.07(b)	0.30	(0.61)	0.32
Total from investment operations	0.78		1.57	0.07	0.37	(0.55)	0.33
Distributions from:
Net investment income	—		(1.15)	—(c)	(0.05)	(0.04)	(0.21)
Net asset value, end of period	$5.98		$5.20	$4.78	$4.71	$4.39	$4.98
Total return (d)	15.00%	(e)	33.07%	1.51%	8.55%	(11.13)%	6.95%

Ratios to average net assets
Gross expenses	0.89%	(f)	0.90%	0.93%	0.97%	0.90%	0.92%
Net expenses	0.65%	(f)	0.65%	0.65%	0.65%	0.65%	0.65%
Net investment income (loss)	(0.33)%	(f)	(0.61)%	(0.10)%	1.50%	1.19%	0.20%
Supplemental data
Net assets, end of period (in millions)	$313		$295	$193	$195	$214	$178
Portfolio turnover rate	—%	(e)	—%	—%	—%	—%	—%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Amount represents less than $0.005 per share.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized

See Notes to Financial Statements

41

CM COMMODITY INDEX FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$5.18		$4.76	$4.70	$4.37	$4.96	$4.85
Net investment income (loss) (a)	(0.01)		(0.04)	—	0.07	0.06	0.01
Net realized and unrealized gain (loss) on investments	0.78		1.61	0.06(b)	0.31	(0.62)	0.31
Total from investment operations	0.77		1.57	0.06	0.38	(0.56)	0.32
Distributions from:
Net investment income	—		(1.15)	—(c)	(0.05)	(0.03)	(0.21)
Net asset value, end of period	$5.95		$5.18	$4.76	$4.70	$4.37	$4.96
Total return (d)	14.86%	(e)	33.14%	1.30%	8.73%	(11.23)%	6.71%

Ratios to average net assets
Gross expenses	0.92%	(f)	0.98%	1.03%	1.04%	1.12%	0.97%
Net expenses	0.70%	(f)	0.70%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	(0.22)%	(f)	(0.64)%	—%	1.53%	1.14%	0.15%
Supplemental data
Net assets, end of period (in millions)	$396		$330	$209	$247	$219	$183
Portfolio turnover rate	—%	(e)	—%	—%	—%	—%	—%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Amount represents less than $0.005 per share.
(d)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(e)	Not Annualized
(f)	Annualized

See Notes to Financial Statements

42

VANECK EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$6.07		$6.67	$6.44	$6.15	$7.00	$6.77
Net investment income (a)	0.20		0.31	0.39	0.47	0.38	0.49
Net realized and unrealized gain (loss) on investments	(1.06)		(0.60)	0.26	0.28	(0.81)	0.29
Total from investment operations	(0.86)		(0.29)	0.65	0.75	(0.43)	0.78
Distributions from:
Net investment income	(0.20)		(0.23)	(0.31)	(0.40)	—	(0.55)
Return of capital	—		(0.08)	(0.11)	(0.06)	(0.42)	—
Total distributions	(0.20)		(0.31)	(0.42)	(0.46)	(0.42)	(0.55)
Net asset value, end of period	$5.01		$6.07	$6.67	$6.44	$6.15	$7.00
Total return (b)	(14.48)%	(c)	(4.43)%	11.24%	12.61%	(6.39)%	11.68%

Ratios to average net assets
Gross expenses	2.56%	(d)	2.33%	2.30%	2.69%	2.05%	1.71%
Net expenses	1.27%	(d)	1.28%	1.25%	1.26%	1.26%	1.26%
Net expenses excluding interest	1.25%	(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	7.18%	(d)	4.81%	6.40%	7.37%	5.78%	7.02%
Supplemental data
Net assets, end of period (in millions)	$5		$6	$7	$5	$5	$6
Portfolio turnover rate	114%	(c)	218%	253%	302%	269%	568%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

43

VANECK EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$6.15		$6.77	$6.53	$6.25	$7.13	$6.87
Net investment income (a)	0.21		0.33	0.45	0.53	0.40	0.51
Net realized and unrealized gain (loss) on investments	(1.07)		(0.61)	0.23	0.27	(0.83)	0.30
Total from investment operations	(0.86)		(0.28)	0.68	0.80	(0.43)	0.81
Distributions from:
Net investment income	(0.22)		(0.25)	(0.32)	(0.45)	—	(0.55)
Return of capital	—		(0.09)	(0.12)	(0.07)	(0.45)	—
Total distributions	(0.22)		(0.34)	(0.44)	(0.52)	(0.45)	(0.55)
Net asset value, end of period	$5.07		$6.15	$6.77	$6.53	$6.25	$7.13
Total return (b)	(14.31)%	(c)	(4.30)%	11.60%	13.09%	(6.21)%	11.96%

Ratios to average net assets
Gross expenses	2.55%	(d)	1.74%	1.73%	2.18%	1.33%	1.06%
Net expenses	0.97%	(d)	0.96%	0.95%	0.96%	0.96%	0.96%
Net expenses excluding interest	0.95%	(d)	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	7.47%	(d)	5.01%	7.31%	8.27%	5.91%	7.08%
Supplemental data
Net assets, end of period (in millions)	$5		$6	$16	$18	$10	$28
Portfolio turnover rate	114%	(c)	218%	253%	302%	269%	568%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

44

VANECK EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$6.12		$6.73	$6.49	$6.23	$7.10	$6.84
Net investment income (a)	0.21		0.32	0.46	0.47	0.39	0.51
Net realized and unrealized gain (loss) on investments	(1.08)		(0.60)	0.22	0.32	(0.82)	0.30
Total from investment operations	(0.87)		(0.28)	0.68	0.79	(0.43)	0.81
Distributions from:
Net investment income	(0.20)		(0.25)	(0.32)	(0.46)	—	(0.55)
Return of capital	—		(0.08)	(0.12)	(0.07)	(0.44)	—
Total distributions	(0.20)		(0.33)	(0.44)	(0.53)	(0.44)	(0.55)
Net asset value, end of period	$5.05		$6.12	$6.73	$6.49	$6.23	$7.10
Total return (b)	(14.43)%	(c)	(4.33)%	11.59%	13.05%	(6.30)%	12.01%

Ratios to average net assets
Gross expenses	2.77%	(d)	2.51%	2.78%	2.60%	1.65%	1.30%
Net expenses	1.02%	(d)	1.03%	1.00%	1.02%	1.01%	1.01%
Net expenses excluding interest	1.00%	(d)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income	7.33%	(d)	4.99%	7.42%	7.34%	5.83%	7.15%
Supplemental data
Net assets, end of period (in millions)	$2		$3	$3	$3	$5	$12
Portfolio turnover rate	114%	(c)	218%	253%	302%	269%	568%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

45

VANECK EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$17.02		$20.96	$18.03	$14.14	$18.44	$12.33
Net investment income (loss) (a)	0.08		(0.04)	(0.08)	0.31	0.03	—(b)
Net realized and unrealized gain (loss) on investments	(4.99)		(2.52)	3.04	3.86	(4.33)	6.13
Total from investment operations	(4.91)		(2.56)	2.96	4.17	(4.30)	6.13
Distributions from:
Net investment income	—		—	(0.03)	(0.28)	—(b)	(0.02)
Net realized capital gains	—		(1.38)	—	—	—	—
Total distributions	—		(1.38)	(0.03)	(0.28)	—	(0.02)
Net asset value, end of period	$12.11		$17.02	$20.96	$18.03	$14.14	$18.44
Total return (c)	(28.85)%	(d)	(12.15)%	16.43%	29.52%	(23.30)%	49.70%

Ratios to average net assets
Expenses	1.53%	(e)	1.45%	1.47%	1.53%	1.50%	1.47%
Expenses excluding interest	1.52%	(e)	1.45%	1.47%	1.53%	1.50%	1.47%
Net investment income (loss)	1.15%	(e)	(0.19)%	(0.47)%	1.86%	0.17%	(0.01)%
Supplemental data
Net assets, end of period (in millions)	$86		$130	$157	$138	$118	$195
Portfolio turnover rate	7%	(d)	38%	30%	24%	39%	36%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

46

VANECK EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$14.70		$18.47	$16.02	$12.60	$16.55	$11.14
Net investment income (loss) (a)	0.01		(0.18)	(0.19)	0.16	(0.09)	(0.12)
Net realized and unrealized gain (loss) on investments	(4.30)		(2.21)	2.67	3.43	(3.86)	5.53
Total from investment operations	(4.29)		(2.39)	2.48	3.59	(3.95)	5.41
Distributions from:
Net investment income	—		—	(0.03)	(0.17)	—	—
Net realized capital gains	—		(1.38)	—	—	—	—
Total distributions	—		(1.38)	(0.03)	(0.17)	—	—
Net asset value, end of period	$10.41		$14.70	$18.47	$16.02	$12.60	$16.55
Total return (b)	(29.18)%	(c)	(12.87)%	15.49%	28.51%	(23.87)%	48.56%

Ratios to average net assets
Expenses	2.43%	(d)	2.25%	2.27%	2.32%	2.27%	2.28%
Net investment income (loss)	0.23%	(d)	(0.98)%	(1.25)%	1.12%	(0.57)%	(0.85)%
Supplemental data
Net assets, end of period (in millions)	$15		$24	$33	$37	$30	$39
Portfolio turnover rate	7%	(c)	38%	30%	24%	39%	36%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

47

VANECK EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$18.16		$22.21	$19.01	$14.90	$19.46	$13.00
Net investment income (a)	0.12		0.06	—(b)	0.43	0.12	0.07
Net realized and unrealized gain (loss) on investments	(5.33)		(2.69)	3.23	4.05	(4.58)	6.48
Total from investment operations	(5.21)		(2.63)	3.23	4.48	(4.46)	6.55
Distributions from:
Net investment income	—		(0.04)	(0.03)	(0.37)	(0.10)	(0.09)
Net realized capital gains	—		(1.38)	—	—	—	—
Total distributions	—		(1.42)	(0.03)	(0.37)	(0.10)	(0.09)
Net asset value, end of period	$12.95		$18.16	$22.21	$19.01	$14.90	$19.46
Total return (c)	(28.69)%	(d)	(11.76)%	17.00%	30.11%	(22.88)%	50.40%

Ratios to average net assets
Gross expenses	1.23%	(e)	1.14%	1.12%	1.16%	1.14%	1.15%
Net expenses	1.00%	(e)	1.00%	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	1.60%	(e)	0.28%	(0.02)%	2.46%	0.68%	0.45%
Supplemental data
Net assets, end of period (in millions)	$483		$900	$1,158	$804	$575	$774
Portfolio turnover rate	7%	(d)	38%	30%	24%	39%	36%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

48

VANECK EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$17.39		$21.33	$18.28	$14.33	$18.73	$12.51
Net investment income (loss) (a)	0.11		0.03	(0.02)	0.39	0.10	0.05
Net realized and unrealized gain (loss) on investments	(5.10)		(2.57)	3.10	3.92	(4.41)	6.24
Total from investment operations	(4.99)		(2.54)	3.08	4.31	(4.31)	6.29
Distributions from:
Net investment income	—		(0.02)	(0.03)	(0.36)	(0.09)	(0.07)
Net realized capital gains	—		(1.38)	—	—	—	—
Total distributions	—		(1.40)	(0.03)	(0.36)	(0.09)	(0.07)
Net asset value, end of period	$12.40		$17.39	$21.33	$18.28	$14.33	$18.73
Total return (b)	(28.69)%	(c)	(11.84)%	16.86%	30.07%	(23.03)%	50.32%

Ratios to average net assets
Gross expenses	1.21%	(d)	1.13%	1.14%	1.18%	1.16%	1.15%
Net expenses	1.10%	(d)	1.10%	1.10%	1.10%	1.10%	1.10%
Net investment income (loss)	1.51%	(d)	0.16%	(0.10)%	2.32%	0.59%	0.32%
Supplemental data
Net assets, end of period (in millions)	$584		$1,086	$1,350	$1,287	$907	$1,007
Portfolio turnover rate	7%	(c)	38%	30%	24%	39%	36%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

49

VANECK EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Z

	Six Months Ended		Year Ended December 31,		Period Ended
	June 30,				December
	2022		2021	2020	31, 2019(a)
	(unaudited)
Net asset value, beginning of period	$18.19		$22.25	$19.03	$18.08
Net investment income (loss) (b)	0.14		0.07	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	(5.34)		(2.69)	3.27	1.34
Total from investment operations	(5.20)		(2.62)	3.25	1.32
Distributions from:
Net investment income	—		(0.06)	(0.03)	(0.37)
Net realized capital gains	—		(1.38)	—	—
Total distributions	—		(1.44)	(0.03)	(0.37)
Net asset value, end of period	$12.99		$18.19	$22.25	$19.03
Total return (c)	(28.59)%	(d)	(11.71)%	17.09%	7.29	%(d)

Ratios to average net assets
Gross expenses	1.15%	(e)	1.08%	1.13%	1.31	%(e)
Net expenses	0.90%	(e)	0.90%	0.90%	0.90	%(e)
Net investment income (loss)	1.97%	(e)	0.33%	(0.12)%	(0.27)	%(e)
Supplemental data
Net assets, end of period (in millions)	$59		$63	$74	$6
Portfolio turnover rate	7%	(d)	38%	30%	24	%(d)

(a)	For the period September 16, 2019 (commencement of operations) through December 31, 2019.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

50

VANECK EMERGING MARKETS LEADERS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A

	Period Ended June 30, 2022(a)
	(unaudited)
Net asset value, beginning of period	$25.00
Net investment income (b)	0.06
Net realized and unrealized (loss) on investments	(3.53)
Total from investment operations	(3.47)
Net asset value, end of period	$21.53
Total return (c)	(13.88)%	(d)

Ratios to average net assets
Gross expenses	5.99%	(e)
Net expenses	1.45%	(e)
Net investment income	0.80%	(e)
Supplemental data
Net assets, end of period (in millions)	$1
Portfolio turnover rate	7%	(d)

(a)	For the period March 1, 2022 (commencement of operations) through June 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

51

VANECK EMERGING MARKETS LEADERS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I

	Period Ended June 30, 2022(a)
	(unaudited)
Net asset value, beginning of period	$25.00
Net investment income (b)	0.10
Net realized and unrealized (loss) on investments	(3.53)
Total from investment operations	(3.43)
Net asset value, end of period	$21.57
Total return (c)	(13.72)%	(d)

Ratios to average net assets
Gross expenses	4.51%	(e)
Net expenses	0.85%	(e)
Net investment income	1.40%	(e)
Supplemental data
Net assets, end of period (in millions)	$2
Portfolio turnover rate	7%	(d)

(a)	For the period March 1, 2022 (commencement of operations) through June 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

52

VANECK EMERGING MARKETS LEADERS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y

	Period Ended June 30, 2022(a)
	(unaudited)
Net asset value, beginning of period	$25.00
Net investment income (b)	0.10
Net realized and unrealized (loss) on investments	(3.53)
Total from investment operations	(3.43)
Net asset value, end of period	$21.57
Total return (c)	(13.72)%	(d)

Ratios to average net assets
Gross expenses	4.46%	(e)
Net expenses	0.95%	(e)
Net investment income	1.30%	(e)
Supplemental data
Net assets, end of period (in millions)	$2
Portfolio turnover rate	7%	(d)

(a)	For the period March 1, 2022 (commencement of operations) through June 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

53

VANECK EMERGING MARKETS LEADERS FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Z

	Period Ended June 30, 2022(a)
	(unaudited)
Net asset value, beginning of period	$25.00
Net investment income (b)	0.11
Net realized and unrealized (loss) on investments	(3.53)
Total from investment operations	(3.42)
Net asset value, end of period	$21.58
Total return (c)	(13.68)%	(d)

Ratios to average net assets
Gross expenses	5.53%	(e)
Net expenses	0.75%	(e)
Net investment income	1.50%	(e)
Supplemental data
Net assets, end of period (in millions)	$1
Portfolio turnover rate	7%	(d)

(a)	For the period March 1, 2022 (commencement of operations) through June 30, 2022.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

54

VANECK ENVIRONMENTAL SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A

	Six Months Ended June 30, 2022		Period Ended December 31, 2021(a)
	(unaudited)
Net asset value, beginning of period	$24.24		$25.00
Net investment income (loss) (b)	0.03		(0.09)
Net realized and unrealized (loss) on investments	(6.23)		(0.67)
Total from investment operations	(6.20)		(0.76)
Net asset value, end of period	$18.04		$24.24
Total return (c)	(25.58)%	(d)	(3.04)%	(d)

Ratios to average net assets
Gross expenses	4.08%	(e)	6.68%	(e)
Net expenses	1.25%	(e)	1.26%	(e)
Net expenses excluding interest and taxes	1.25%	(e)	1.25%	(e)
Net investment income (loss)	0.30%	(e)	(0.76)%	(e)
Supplemental data
Net assets, end of period (in millions)	$1		$1
Portfolio turnover rate	12%	(d)	—%	(d)

(a)	For the period July 14, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

55

VANECK ENVIRONMENTAL SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I

	Six Months Ended June 30, 2022		Period Ended December 31, 2021(a)
	(unaudited)
Net asset value, beginning of period	$24.28		$25.00
Net investment income (loss) (b)	0.06		(0.05)
Net realized and unrealized (loss) on investments	(6.24)		(0.67)
Total from investment operations	(6.18)		(0.72)
Net asset value, end of period	$18.10		$24.28
Total return (c)	(25.45)%	(d)	(2.88)%	(d)

Ratios to average net assets
Gross expenses	3.13%	(e)	5.45%	(e)
Net expenses	0.95%	(e)	0.96%	(e)
Net expenses excluding interest and taxes	0.95%	(e)	0.95%	(e)
Net investment income (loss)	0.59%	(e)	(0.46)%	(e)
Supplemental data
Net assets, end of period (in millions)	$2		$2
Portfolio turnover rate	12%	(d)	—%	(d)

(a)	For the period July 14, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

56

VANECK ENVIRONMENTAL SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y

	Six Months Ended June 30, 2022		Period Ended December 31, 2021(a)
	(unaudited)
Net asset value, beginning of period	$24.27		$25.00
Net investment income (loss) (b)	0.05		(0.07)
Net realized and unrealized (loss) on investments	(6.24)		(0.66)
Total from investment operations	(6.19)		(0.73)
Net asset value, end of period	$18.08		$24.27
Total return (c)	(25.50)%	(d)	(2.92)%	(d)

Ratios to average net assets
Gross expenses	3.21%	(e)	5.45%	(e)
Net expenses	1.05%	(e)	1.06%	(e)
Net expenses excluding interest and taxes	1.05%	(e)	1.05%	(e)
Net investment income (loss)	0.49%	(e)	(0.56)%	(e)
Supplemental data
Net assets, end of period (in millions)	$1		$2
Portfolio turnover rate	12%	(d)	—%	(d)

(a)	For the period July 14, 2021 (commencement of operations) through December 31, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

57

VANECK GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$39.21		$33.51	$28.39	$25.66	$36.32	$36.87
Net investment income (loss) (a)	0.37		0.50	0.13	0.17	(0.05)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.77)		5.73	5.17	2.81	(10.61)	(0.38)
Total from investment operations	(0.40)		6.23	5.30	2.98	(10.66)	(0.55)
Distributions from:
Net investment income	—		(0.53)	(0.18)	(0.25)	—	—
Net asset value, end of period	$38.81		$39.21	$33.51	$28.39	$25.66	$36.32
Total return (b)	(1.02)%	(c)	18.61%	18.68%	11.64%	(29.35)%	(1.49)%

Ratios to average net assets
Gross expenses	1.45%	(d)	1.48%	1.62%	1.60%	1.59%	1.53%
Net expenses	1.38%	(d)	1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income (loss)	1.72%	(d)	1.29%	0.53%	0.63%	(0.15)%	(0.50)%
Supplemental data
Net assets, end of period (in millions)	$132		$152	$106	$118	$194	$349
Portfolio turnover rate	13%	(c)	28%	37%	33%	16%	17%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

58

VANECK GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$33.28		$28.57	$24.27	$21.93	$31.28	$32.00
Net investment income (loss) (a)	0.17		0.15	(0.06)	(0.05)	(0.29)	(0.39)
Net realized and unrealized gain (loss) on investments	(0.65)		4.90	4.36	2.39	(9.06)	(0.33)
Total from investment operations	(0.48)		5.05	4.30	2.34	(9.35)	(0.72)
Distributions from:
Net investment income	—		(0.34)	—	—	—	—
Net asset value, end of period	$32.80		$33.28	$28.57	$24.27	$21.93	$31.28
Total return (b)	(1.44)%	(c)	17.67%	17.72%	10.67%	(29.89)%	(2.25)%

Ratios to average net assets
Gross expenses	2.37%	(d)	2.52%	2.65%	2.44%	2.32%	2.19%
Net expenses	2.20%	(d)	2.20%	2.20%	2.20%	2.20%	2.19%
Net investment income (loss)	0.92%	(d)	0.45%	(0.27)%	(0.19)%	(0.98)%	(1.33)%
Supplemental data
Net assets, end of period (in millions)	$13		$14	$11	$13	$24	$54
Portfolio turnover rate	13%	(c)	28%	37%	33%	16%	17%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

59

VANECK GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$41.17		$35.15	$29.74	$26.94	$38.10	$38.51
Net investment income (loss) (a)	0.50		0.67	0.26	0.30	0.10	(0.03)
Net realized and unrealized gain (loss) on investments	(0.84)		6.04	5.45	2.94	(11.17)	(0.38)
Total from investment operations	(0.34)		6.71	5.71	3.24	(11.07)	(0.41)
Distributions from:
Net investment income	—		(0.69)	(0.30)	(0.44)	(0.08)	—
Return of capital	—		—	—	—	(0.01)	—
Total distributions	—		(0.69)	(0.30)	(0.44)	(0.09)	—
Net asset value, end of period	$40.83		$41.17	$35.15	$29.74	$26.94	$38.10
Total return (b)	(0.83)%	(c)	19.12%	19.23%	12.06%	(29.04)%	(1.06)%

Ratios to average net assets
Gross expenses	1.08%	(d)	1.11%	1.14%	1.09%	1.06%	1.06%
Net expenses	0.95%	(d)	0.95%	0.95%	0.95%	0.95%	0.97%
Net investment income (loss)	2.21%	(d)	1.66%	0.98%	1.05%	0.29%	(0.08)%
Supplemental data
Net assets, end of period (in millions)	$465		$386	$358	$460	$945	$1,564
Portfolio turnover rate	13%	(c)	28%	37%	33%	16%	17%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

60

VANECK GLOBAL RESOURCES FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021	2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$40.00		$34.17	$28.93	$26.19	$37.01	$37.47
Net investment income (loss) (a)	0.46		0.62	0.20	0.24	0.04	(0.08)
Net realized and unrealized gain (loss) on investments	(0.83)		5.83	5.29	2.87	(10.84)	(0.38)
Total from investment operations	(0.37)		6.45	5.49	3.11	(10.80)	(0.46)
Distributions from:
Net investment income	—		(0.62)	(0.25)	(0.37)	(0.02)	—
Return of capital	—		—	—	—	—(b)	—
Total distributions	—		(0.62)	(0.25)	(0.37)	(0.02)	—
Net asset value, end of period	$39.63		$40.00	$34.17	$28.93	$26.19	$37.01
Total return (c)	(0.93)%	(d)	18.92%	18.99%	11.88%	(29.17)%	(1.23)%

Ratios to average net assets
Gross expenses	1.12%	(e)	1.18%	1.29%	1.24%	1.20%	1.16%
Net expenses	1.12%	(e)	1.13%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	2.08%	(e)	1.56%	0.76%	0.85%	0.11%	(0.25)%
Supplemental data
Net assets, end of period (in millions)	$292		$231	$122	$115	$167	$271
Portfolio turnover rate	13%	(d)	28%	37%	33%	16%	17%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

61

VANECK INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class A
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021		2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$10.32		$12.82		$10.16	$7.65	$9.38	$8.62
Net investment income (loss) (a)	0.01		—(b)		(0.06)	(0.06)	(0.04)	(0.09)
Net realized and unrealized gain (loss) on investments	(2.02)		(1.84)		4.22	2.94	(1.47)	1.20
Total from investment operations	(2.01)		(1.84)		4.16	2.88	(1.51)	1.11
Distributions from:
Net investment income	—		(0.66)		(1.50)	(0.37)	(0.22)	(0.35)
Net asset value, end of period	$8.31		$10.32		$12.82	$10.16	$7.65	$9.38
Total return (c)	(19.48)%	(d)	(14.22)%		41.39%	38.03%	(15.99)%	13.03%

Ratios to average net assets
Gross expenses	1.38%	(e)(f)	1.34	%(f)	1.34%	1.49%	1.47%	1.43%
Net expenses	1.38%	(e)(f)	1.34	%(f)	1.34%	1.45%	1.45%	1.43%
Net expenses excluding interest	1.37%	(e)(f)	1.34	%(f)	1.34%	1.45%	1.45%	1.43%
Net investment income (loss)	0.16%	(e)(f)	—	%(f)	(0.45)%	(0.63)%	(0.51)%	(0.93)%
Supplemental data
Net assets, end of period (in millions)	$241		$302		$378	$277	$200	$286
Portfolio turnover rate	25%	(d)	23%		32%	21%	35%	32%

(a)	Calculated based upon average shares outstanding
(b)	Amount represents less than $0.005 per share.
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized
(f)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

62

VANECK INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class C
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021		2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$8.54		$10.83		$8.77	$6.64	$8.25	$7.61
Net investment loss (a)	(0.03)		(0.08)		(0.13)	(0.11)	(0.09)	(0.14)
Net realized and unrealized gain (loss) on investments	(1.66)		(1.55)		3.62	2.55	(1.30)	1.06
Total from investment operations	(1.69)		(1.63)		3.49	2.44	(1.39)	0.92
Distributions from:
Net investment income	—		(0.66)		(1.43)	(0.31)	(0.22)	(0.28)
Net asset value, end of period	$6.85		$8.54		$10.83	$8.77	$6.64	$8.25
Total return (b)	(19.79)%	(c)	(14.89)%		40.31%	37.12%	(16.73)%	12.24%

Ratios to average net assets
Gross expenses	2.15%	(d)(e)	2.13	%(e)	2.12%	2.31%	2.27%	2.21%
Net expenses	2.15%	(d)(e)	2.13	%(e)	2.12%	2.20%	2.20%	2.20%
Net investment loss	(0.61)%	(d)(e)	(0.79)	%(e)	(1.21)%	(1.36)%	(1.25)%	(1.70)%
Supplemental data
Net assets, end of period (in millions)	$38		$49		$63	$38	$32	$47
Portfolio turnover rate	25%	(c)	23%		32%	21%	35%	32%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

63

VANECK INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021		2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$14.22		$17.31		$13.32	$9.93	$12.05	$10.97
Net investment income (loss) (a)	0.04		0.05		(0.02)	(0.02)	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	(2.79)		(2.48)		5.55	3.82	(1.89)	1.54
Total from investment operations	(2.75)		(2.43)		5.53	3.80	(1.90)	1.48
Distributions from:
Net investment income	—		(0.66)		(1.54)	(0.41)	(0.22)	(0.40)
Net asset value, end of period	$11.47		$14.22		$17.31	$13.32	$9.93	$12.05
Total return (b)	(19.34)%	(c)	(13.94)%		41.88%	38.61%	(15.69)%	13.56%

Ratios to average net assets
Gross expenses	1.04%	(d)(e)	1.03	%(e)	1.02%	1.09%	1.06%	1.04%
Net expenses	1.00%	(d)(e)	1.00	%(e)	1.00%	1.00%	1.00%	1.00%
Net investment income (loss)	0.53%	(d)(e)	0.34	%(e)	(0.12)%	(0.16)%	(0.06)%	(0.51)%
Supplemental data
Net assets, end of period (in millions)	$147		$203		$244	$236	$244	$285
Portfolio turnover rate	25%	(c)	23%		32%	21%	35%	32%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

64

VANECK INTERNATIONAL INVESTORS GOLD FUND

CONSOLIDATED FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Y
			Year Ended December 31,
	Six Months Ended June 30, 2022		2021		2020	2019	2018	2017
	(unaudited)
Net asset value, beginning of period	$10.64		$13.15		$10.40	$7.82	$9.55	$8.78
Net investment income (loss) (a)	0.02		0.03		(0.02)	(0.03)	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	(2.09)		(1.88)		4.31	3.01	(1.50)	1.22
Total from investment operations	(2.07)		(1.85)		4.29	2.98	(1.51)	1.16
Distributions from:
Net investment income	—		(0.66)		(1.54)	(0.40)	(0.22)	(0.39)
Net asset value, end of period	$8.57		$10.64		$13.15	$10.40	$7.82	$9.55
Total return (b)	(19.45)%	(c)	(13.94)%		41.68%	38.52%	(15.71)%	13.29%

Ratios to average net assets
Gross expenses	1.08%	(d)(e)	1.06	%(e)	1.05%	1.17%	1.18%	1.16%
Net expenses	1.08%	(d)(e)	1.06	%(e)	1.05%	1.10%	1.10%	1.10%
Net expenses excluding interest	1.07%	(d)(e)	1.06	%(e)	1.05%	1.10%	1.10%	1.10%
Net investment income (loss)	0.47%	(d)(e)	0.29	%(e)	(0.12)%	(0.29)%	(0.17)%	(0.60)%
Supplemental data
Net assets, end of period (in millions)	$274		$306		$375	$176	$106	$96
Portfolio turnover rate	25%	(c)	23%		32%	21%	35%	32%

(a)	Calculated based upon average shares outstanding
(b)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(c)	Not Annualized
(d)	Annualized
(e)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

65

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class I

	Six Months Ended		Year Ended December 31,				Period Ended
	June 30, 2022		2021	2020	2019	2018	December 31, 2017(a)
	(unaudited)
Net asset value, beginning of period	$33.51		$30.70	$29.13	$23.94	$26.63	$25.15
Net investment income (b)	0.18		0.40	0.47	0.49	0.49	0.07
Net realized and unrealized gain (loss) on investments	(5.59)		6.92	3.63	7.86	(0.91)	1.48
Total from investment operations	(5.41)		7.32	4.10	8.35	(0.42)	1.55
Distributions from:
Net investment income	—		(0.38)	(0.48)	(0.46)	(0.48)	(0.07)
Net realized capital gains	—		(4.13)	(2.05)	(2.70)	(1.79)	—
Total distributions	—		(4.51)	(2.53)	(3.16)	(2.27)	(0.07)
Net asset value, end of period	$28.10		$33.51	$30.70	$29.13	$23.94	$26.63
Total return (c)	(16.14)%	(d)	24.04%	14.18%	34.80%	(1.30)%	6.15	%(d)

Ratios to average net assets
Gross expenses	2.03%	(e)	2.26%	4.28%	5.21%	3.42%	16.25	%(e)
Net expenses	0.59%	(e)	0.59%	0.59%	0.59%	0.59%	0.59	%(e)
Net investment income	1.13%	(e)	1.13%	1.65%	1.72%	1.79%	1.89	%(e)
Supplemental data
Net assets, end of period (in millions)	$3		$4	$3	$1	$1	$1
Portfolio turnover rate	40%	(d)	59%	64%	108%	76%	10	%(d)

(a)	For the period November 7, 2017 (commencement of operations) through December 31, 2017.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

66

VANECK MORNINGSTAR WIDE MOAT FUND

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Class Z

	Six Months Ended		Year Ended December 31,				Period Ended
	June 30, 2022		2021	2020	2019	2018	December 31, 2017(a)
	(unaudited)
Net asset value, beginning of period	$33.04		$30.32	$28.76	$23.95	$26.63	$25.15
Net investment income (b)	0.19		0.44	0.49	0.52	0.50	0.08
Net realized and unrealized gain (loss) on investments	(5.51)		6.82	3.59	7.89	(0.90)	1.47
Total from investment operations	(5.32)		7.26	4.08	8.41	(0.40)	1.55
Distributions from:
Net investment income	—		(0.41)	(0.47)	(0.90)	(0.49)	(0.07)
Net realized capital gains	—		(4.13)	(2.05)	(2.70)	(1.79)	—
Total distributions	—		(4.54)	(2.52)	(3.60)	(2.28)	(0.07)
Net asset value, end of period	$27.72		$33.04	$30.32	$28.76	$23.95	$26.63
Total return (c)	(16.10)%	(d)	24.15%	14.31%	35.02%	(1.22)%	6.17	%(d)

Ratios to average net assets
Gross expenses	1.33%	(e)	1.59%	2.48%	3.02%	2.16%	13.17	%(e)
Net expenses	0.49%	(e)	0.49%	0.49%	0.49%	0.49%	0.49	%(e)
Net investment income	1.24%	(e)	1.23%	1.74%	1.83%	1.90%	1.99	%(e)
Supplemental data
Net assets, end of period (in millions)	$13		$15	$10	$8	$5	$4
Portfolio turnover rate	40%	(d)	59%	64%	108%	76%	10	%(d)

(a)	For the period November 7, 2017 (commencement of operations) through December 31, 2017.
(b)	Calculated based upon average shares outstanding
(c)	Returns include adjustments in accordance with U.S. Generally Accepted Accounting Principles. Net asset values and returns for financial reporting purposes may differ from those for shareholder transactions.
(d)	Not Annualized
(e)	Annualized

See Notes to Financial Statements

67

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (unaudited)

Note 1—Fund Organization—VanEck Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on April 3, 1985. These financial statements relate to the investment portfolios listed in the diversification table below (each a “Fund” and, collectively, the “Funds”).

Fund	Diversification Classification

CM Commodity Index Fund	Diversified
Emerging Markets Bond Fund	Non-Diversified
Emerging Markets Fund	Diversified
Emerging Markets Leaders Fund	Non-Diversified
Environmental Sustainability Fund	Non-Diversified
Global Resources Fund	Diversified
International Investors Gold Fund	Non-Diversified
VanEck Morningstar Wide Moat Fund	Diversified

The CM Commodity Index Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index. The Emerging Markets Bond Fund seeks total return, consisting of income and capital appreciation by investing primarily in emerging market debt securities. The Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Emerging Markets Leaders Fund seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Environmental Sustainability Fund seeks long-term capital appreciation by investing primarily in equity securities of companies operating in environmental sustainability markets. The Global Resources Fund seeks long-term capital appreciation by investing primarily in global resource securities. The International Investors Gold Fund seeks long-term capital appreciation by investing in common stocks of gold-mining companies or directly in gold bullion and other metals. The VanEck Morningstar Wide Moat Fund seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the Morningstar Wide Moat Focus Index.

Each of the Funds is authorized to issue various classes of shares. Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution fees and sales charges. Class I, Y and Z Shares are sold without a sales charge; Class A Shares are sold subject to a front-end sales charge; and Class C Shares are sold with a contingent deferred sales charge.

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using
68

methods approved by the Fund’s Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Funds are open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Open-end mutual fund investments (including money market funds) are valued at their net asset value each business day and are categorized as Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets and are categorized as Level 2 in the fair value hierarchy. Swap contracts are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the net change in value, if any, is regarded as an unrealized gain or loss and is categorized as Level 2 in the fair value hierarchy. The Pricing Committee of the Van Eck Associate Corporation (“VEAC”) and Van Eck Absolute Return Advisers Corporation (“VEARA”) (VEAC and VEARA, collectively referred to as the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
69

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Basis for Consolidation—The CM Commodity Index Fund and International Investors Gold Fund may effect certain investments through the Commodities Series Fund I Subsidiary, and Gold Series Fund I Subsidiary, respectively, Cayman Islands exempted companies (collectively the “Subsidiaries” and each a wholly-owned “Subsidiary”). The consolidated financial statements of the CM Commodity Index Fund and the International Investors Gold Fund present the financial position and results of operations for the Funds, and their wholly owned Subsidiaries. All interfund account balances and transactions between parent and subsidiary have been eliminated in consolidation. As of June 30, 2022, the CM Commodity Index Fund and International Investors Gold Fund held $135,717,041 and $62,858 in their Subsidiaries, representing 18% and 0% of the Funds’ net assets, respectively.

C.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

The wholly owned Subsidiaries are classified as controlled foreign corporations (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the Funds’ investment company taxable income. Net losses of the CFC cannot be deducted by the Funds in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders—Dividends to shareholders from net investment income and distributions from net realized capital gains, if any, are declared and paid annually (except for dividends from net investment income from Emerging Markets Bond Fund which are declared and paid monthly). Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.

E.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

F.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

G.	Use of Derivative Instruments—The Funds may invest in derivative instruments, including, but not limited to, options, futures, swaps and forward foreign currency contracts. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional
70

or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Total Return Swaps—The CM Commodity Index Fund enters into total return swaps in order take a “long” position with respect to an underlying referenced asset. The Fund is subject to market price volatility of the underlying referenced asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty. Documentation governing the Fund’s swap transactions may contain provisions for early termination of a swap in the event the net assets of the Fund decline below specific levels set forth in the documentation (“net asset contingent features”). If these levels are triggered, the Fund’s counterparty has the right to terminate the swap and require the Fund to pay or receive a settlement amount in connection with the terminated swap transaction. The total return swap position held by the CM Commodity Index Fund at June 30, 2022 is reflected in the Fund’s Consolidated Schedule of Investments.

During the period ended June 30, 2022, the CM Commodity Index Fund held swap contracts for six months with an average monthly notional amount of $782,085,333.

Forward Foreign Currency Contracts—The Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities, gain currency exposure or to hedge foreign denominated assets. Realized gains and losses from forward foreign currency contracts, if any, are included in realized gain (loss) on forward foreign currency contracts in the Statements of Operations. During the period ended June 30, 2022, the Emerging Market Bond Fund held forward foreign currency contracts for two months. The average amount purchased and sold (in U.S. dollars) was $245,758 and $244,842, respectively. The Emerging Markets Fund held forward foreign currency contracts for one month during the period, and the average amount purchased and sold (in U.S. dollars) was $1,611,044 and $1,611,124, respectively. The International Investors Gold Fund held forward foreign currency contracts for three months during the period, and the average amount purchased and sold (in U.S. dollars) was $1,475,129 and $1,467,182, respectively. Forward foreign currency contracts held at June 30, 2022, if any, are reflected in the Schedule of Open Forward Foreign Currency Contracts in the Funds’ Schedules of Investments.

At June 30, 2022, the following Funds held derivatives (not designated as hedging instruments under GAAP):

Asset Derivatives
Foreign Currency Risk
International Investors Gold Fund
Forward foreign currency contracts[1]	$1,597

[1]	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency contracts
71

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Liabilities Derivatives
Commodities Futures Risk
CM Commodity Index Fund
Swap contracts[1]	$34,869,083

[1]	Statements of Assets and Liabilities location: Total return swap contracts, at value

The impact of transactions in derivative instruments during the period ended June 30, 2022, was as follows:

	Commodities Futures Risk	Foreign Currency Risk
CM Commodity Index Fund
Realized gain (loss):
Swap contracts[1]	$139,957,444	$—
Net change in unrealized appreciation (depreciation):
Swap contracts[2]	(40,947,266)	—
Emerging Markets Bond Fund
Realized gain (loss):
Forward foreign currency contracts[3]	—	16,358
Emerging Markets Fund
Realized gain (loss):
Forward foreign currency contracts[3]	—	(51)
International Investors Gold Fund
Realized gain (loss):
Forward foreign currency contracts[3]	—	45,035
Net change in unrealized appreciation (depreciation):
Forward foreign currency contracts[4]	—	1,597

[1]	Statements of Operations location: Net realized gain (loss) on swap contracts
[2]	Statements of Operations location: Net change in unrealized appreciation (depreciation) on swap contracts
[3]	Statements of Operations location: Net realized gain (loss) on forward foreign currency contracts
[4]	Statements of Operations location: Net change in unrealized appreciation (depreciation) on forward foreign currency contracts

F.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and or securities as collateral for derivative instruments and securities lending. For financial reporting purposes, the Funds present securities lending assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Cash collateral held in the form of money market fund investments, if any, at June 30, 2022 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending).

The table below presents both gross and net information about the derivative instruments eligible for offset in the Statements of Assets and Liabilities subject to a master netting or similar agreements, as well as financial collateral received or pledged (including cash collateral) as of June 30, 2022. The total amount of collateral reported, if any, is limited to the net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities for the respective financial instruments. In general, collateral received or pledged exceeds the net amount of the unrealized gain/loss or market value of financial instruments.
72

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Financial Instruments and Cash Collateral Pledged	Net Amount
CM Commodity Index Fund
Total return swap contracts	$34,869,083	$—	$34,869,083	$—	$34,869,083

G.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued as earned. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

Income, non-class specific expenses, gains and losses on investments are allocated to each class of shares based upon the relative net assets. Expenses directly attributable to a specific class are charged to that class.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—VEAC is the investment adviser to the Emerging Markets Bond Fund, Emerging Markets Fund, Emerging Markets Leaders Fund, Environmental Sustainability Fund, Global Resources Fund, International Investors Gold Fund and VanEck Morningstar Wide Moat Fund. VEARA is the investment adviser to the CM Commodity Index Fund and its Subsidiary. VEARA is a wholly-owned subsidiary of VEAC. The Adviser receives a management fee, calculated daily and payable monthly based on the Funds’ average daily net assets, as follows:

Fund	Annual Rate

CM Commodity Index Fund	0.75%
Emerging Markets Bond Fund	0.80% of the first $1.5 billion and 0.75% thereafter
Emerging Markets Fund	0.75%
Emerging Markets Leaders Fund	0.75%
Environmental Sustainability Fund	0.75%
Global Resources Fund	1.00% of the first $2.5 billion and 0.90% thereafter
International Investors Gold Fund	0.75% of the first $500 million, 0.65% of the next $250 million and 0.50% thereafter
VanEck Morningstar Wide Moat Fund	0.45%

The Advisers have agreed, until at least May 1, 2023, to waive management fees and assume expenses to prevent the Funds’ total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, dividends and interest payments on securities sold short, taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below.

73

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

The current expense limitations and the amounts waived/assumed by the Adviser for the period ended June 30, 2022, are as follows:

Fund	Expense Limitations	Waiver of Management Fees	Expenses Assumed by the Adviser
CM Commodity Index Fund
Class A	0.95%	$63,161	$—
Class I	0.65	403,203	—
Class Y	0.70	443,215	—
Emerging Markets Bond Fund
Class A	1.25	22,678	14,096
Class I	0.95	20,476	20,014
Class Y	1.00	11,821	14,129
Emerging Markets Fund
Class A	1.60	—	—
Class C	2.50	—	—
Class I	1.00	737,681	—
Class Y	1.10	444,325	—
Class Z	0.90	75,704	—
Emerging Markets Leaders Fund
Class A	1.45	2,244	11,333
Class I	0.85	4,493	17,427
Class Y	0.95	4,492	16,556
Class Z	0.75	2,247	12,073
Environmental Sustainability Fund
Class A	1.25	3,316	9,197
Class I	0.95	6,926	13,135
Class Y	1.05	6,198	11,615
Global Resources Fund
Class A	1.38	54,533	—
Class C	2.20	11,829	—
Class I	0.95	308,645	—
Class Y	1.13	—	—
International Investors Gold Fund
Class A	1.45	—	—
Class C	2.20	—	—
Class I	1.00	40,214	—
Class Y	1.10	—	—
VanEck Morningstar Wide Moat Fund
Class I	0.59	7,784	17,153
Class Z	0.49	31,046	26,888

The Adviser also performs accounting and administrative services for the Emerging Markets Fund and International Investors Gold Fund. The Adviser is paid a monthly fee at an annual rate of 0.25% of the average daily net assets for Emerging Markets Fund, and for International Investors Gold Fund at an annual rate of 0.25% per year on the first $750 million of the average daily net assets of the Fund and 0.20% per year of the average daily net assets in excess of $750 million. Administrative fees are included in expenses in the Statements of Operations.

For the period ended June 30, 2022, Van Eck Securities Corporation (the “Distributor”), and affiliate of the Adviser, received a total of $51,986 in sales loads relating to the sale of shares of the Funds, of which $45,045 was reallowed to broker/dealers and the remaining $6,941 was retained by the Distributor.

Certain officers of the Trust are officers, directors or stockholders of the Adviser and the Distributor.

At June 30, 2022, the Distributor owned approximately 94% of Class A, 88% of Class I and 99% Class Y of Environmental Sustainability Fund and 54% of Class I Shares and 54% of Class Z Shares of VanEck Morningstar Wide Moat Fund.

74

Note 4—Investments—For the period ended June 30, 2022, the cost of purchases and proceeds from sales of investments, excluding U.S. Government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Emerging Markets Bond Fund	$14,977,706	$14,788,133
Emerging Markets Fund	120,945,492	491,713,992
Emerging Markets Leaders Fund	6,204,386	347,347
Environmental Sustainability Fund	862,375	521,275
Global Resources Fund	272,725,642	118,723,775
International Investors Gold Fund	243,733,582	207,796,121
VanEck Morningstar Wide Moat Fund	7,412,277	6,944,725

Note 5—Income Taxes—As of June 30, 2022, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CM Commodity Index Fund	$658,317,177	$124,113,224	$(189,288)	$123,923,936
Emerging Markets Bond Fund	14,479,270	111,039	(2,112,307)	(2,001,268)
Emerging Markets Fund	1,508,795,757	149,573,107	(425,036,339)	(275,463,232)
Emerging Markets Leaders Fund	5,939,921	149,602	(937,307)	(787,705)
Environmental Sustainability Fund	5,429,750	170,036	(1,586,651)	(1,416,615)
Global Resources Fund	732,124,175	260,914,417	(54,148,811)	206,765,606
International Investors Gold Fund	658,217,231	236,368,949	(171,039,365)	65,329,584
VanEck Morningstar Wide Moat Fund	17,494,534	640,914	(2,464,524)	(1,823,610)

The tax character of current year distributions, if any, will be determined at the end of the current fiscal year.

At December 31, 2021, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
Emerging Markets Bond Fund	$(31,717,319)	$(810,844)	$(32,528,163)
Global Resources Fund	(111,849,219)	(952,998,458)	(1,064,847,677)
International Investors Gold Fund	(110,128,009)	(243,932,854)	(354,060,863)

Realized gains or losses attributable to fluctuations in foreign exchange rates on investments and other foreign currency denominated assets and liabilities result in permanent book to tax differences which may affect the tax character of distributions and undistributed net investment income at the end of the Fund’s fiscal year. For the period ended June 30, 2022, Emerging Market Bond Fund’s net realized losses from foreign currency translations were $146,629.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2022, the Funds did not incur any interest or penalties.

75

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 6—Principal Risks—Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters, such as the coronavirus outbreak. Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. These and other factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets. Certain securities of Chinese issuers are, or may in the future become restricted, and the Fund may be forced to sell such restricted securities and incur a loss.

The CM Commodity Index Fund may invest in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity futures contracts and options on futures contracts that provide economic exposure to the investment returns of the commodities markets. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and economic events and regulatory developments. Exposure to the commodities markets, such as precious metals, industrial metals, gas and other energy products and natural resources, may subject the Fund to greater volatility than investments in traditional securities. Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Fund.

The Environmental Sustainability Fund concentrates its investments in companies that promote positive environmental policies, which may not perform as well as companies that do not pursue such goals. They may be highly dependent upon government subsidies, contracts with government entities, and the successful development of new and proprietary technologies. Investments in them may be volatile.

The Global Resources Fund and International Investors Gold Fund may concentrate their investments in companies which are significantly engaged in the exploration, development, production and distribution of gold and other natural resources such as strategic and other metals, minerals, forest products, oil, natural gas and coal and by investing in gold bullion and coins. In addition, the International Investors Gold Fund may invest up to 25% of its net assets in gold and silver gold, silver, platinum and palladium bullion and exchange traded funds that invest in such coins and bullion and derivatives on the foregoing. Since the Funds may so concentrate, they may be subject to greater risks and market fluctuations than other more diversified portfolios. The production and marketing of gold and other natural resources may be affected by actions and changes in governments. In addition, gold and natural resources may be cyclical in nature.

Economies and financial markets throughout the world have experienced periods of increased volatility, uncertainty and distress as a result of conditions associated with the COVID-19 pandemic. To the extent these conditions continue, the risks associated with an investment in a Fund could be heightened and the Fund’s investments (and thus a shareholder’s investment in a Fund) may be particularly susceptible to sudden and substantial losses, reduced yield or income or other adverse developments.

Following Russia’s large-scale invasion of Ukraine on February 24, 2022, governments of the United States and many other countries have imposed economic sanctions on certain Russian individuals and Russian governmental, corporate and banking entities. A number of jurisdictions have also instituted broad sanctions on Russia, including banning Russia from global payments systems that facilitate cross-border payments.

76

In response, the government of Russia has imposed capital controls to restrict movements of capital entering and exiting the country. As a result, the value and liquidity of Russian securities and its currency have experienced and may continue to experience significant declines and increased volatility. The Russian securities markets were closed for a period of time and were reopened on March 24, 2022, but significant trading limitations have remained. There is no assurance that these disruptions will not continue.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 7—12b-1 Plan of Distribution— Pursuant to a Rule 12b-1 Plan of Distribution (the “Plan”), the Funds are authorized to incur distribution expenses which will principally be payments to securities dealers who have sold shares and serviced shareholder accounts, and payments to the Distributor for reimbursement of other actual promotion and distribution expenses incurred by the Distributor on behalf of the Funds. The amount paid under the Plan in any one year is limited to 0.25% of average daily net assets for Class A Shares and 1.00% of average daily net assets for Class C Shares, and is recorded as Distribution fees in the Statements of Operations.

Note 8—Shareholder Transactions—Shares of beneficial interest issued, reinvested and redeemed (unlimited number of $0.001 par value shares authorized):

	CM Commodity Index Fund		Emerging Markets Bond Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021
Class A:
Shares sold	2,606,683	3,957,684	61,353	116,452
Shares reinvested	N/A	634,726	28,442	41,102
Shares redeemed	(1,871,054)	(3,277,047)	(58,066)	(185,793)
Net increase (decrease)	735,629	1,315,363	31,729	(28,239)
Class I:
Shares sold	7,461,666	25,072,665	22,899	787,924
Shares reinvested	N/A	4,670,695	29,549	119,234
Shares redeemed	(11,822,856)	(13,382,771)	(45,711)	(2,356,297)
Net increase (decrease)	(4,361,190)	16,360,589	6,737	(1,449,139)
Class Y:
Shares sold	17,704,726	20,267,553	3,504	376,300
Shares reinvested	N/A	11,659,739	18,370	28,026
Shares redeemed	(14,816,100)	(12,145,676)	(120,179)	(252,627)
Net increase (decrease)	2,888,626	19,781,616	(98,305)	151,699
77

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

	Emerging Markets Fund		Emerging Markets Leaders Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022
Class A:
Shares sold	1,614,706	1,961,219	40,000
Shares reinvested	N/A	402,834	N/A
Shares redeemed	(2,127,671)	(2,218,073)	N/A
Net increase (decrease)	(512,965)	145,980	40,000
Class C:
Shares sold	58,484	279,495	N/A
Shares reinvested	N/A	125,429	N/A
Shares redeemed	(306,708)	(537,501)	N/A
Net decrease	(248,224)	(132,577)	N/A
Class I:
Shares sold	3,087,163	12,493,340	80,000
Shares reinvested	N/A	2,795,560	N/A
Shares redeemed	(15,355,509)	(17,902,220)	N/A
Net increase (decrease)	(12,268,346)	(2,613,320)	80,000
Class Y:
Shares sold	12,090,798	15,784,983	80,000
Shares reinvested	N/A	3,563,867	N/A
Shares redeemed	(27,408,238)	(20,196,116)	N/A
Net increase (decrease)	(15,317,440)	(847,266)	80,000
Class Z:
Shares sold	1,360,011	2,639,044	40,000
Shares reinvested	N/A	246,286	N/A
Shares redeemed	(305,572)	(2,734,775)	N/A
Net increase	1,054,439	150,555	40,000

	Environmental Sustainability Fund		Global Resources Fund
	Period Ended June 30, 2022	Period Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021
Class A:
Shares sold	3,272	40,863	531,658	1,502,062
Shares reinvested	N/A	—	N/A	45,405
Shares redeemed	(1,553)	—	(1,005,831)	(824,102)
Net increase (decrease)	1,719	40,863	(474,173)	723,365
Class C:
Shares sold	N/A	N/A	71,018	214,843
Shares reinvested	N/A	N/A	N/A	3,809
Shares redeemed	N/A	N/A	(98,233)	(181,846)
Net increase (decrease)	N/A	N/A	(27,215)	36,806
Class I:
Shares sold	2,682	88,900	2,953,313	2,134,840
Shares reinvested	N/A	—	N/A	77,465
Shares redeemed	(152)	(403)	(959,153)	(3,007,266)
Net increase (decrease)	2,530	88,497	1,994,160	(794,961)
Class Y:
Shares sold	804	80,000	2,609,193	4,260,547
Shares reinvested	N/A	—	N/A	76,682
Shares redeemed	N/A	—	(1,029,540)	(2,127,574)
Net increase	804	80,000	1,579,653	2,209,655
78

	International Investors Gold Fund		VanEck Morningstar Wide Moat Fund
	Period Ended June 30, 2022	Year Ended December 31, 2021	Period Ended June 30, 2022	Year Ended December 31, 2021
Class A:
Shares sold	2,301,218	5,461,170	N/A	N/A
Shares reinvested	—	1,655,334	N/A	N/A
Shares redeemed	(2,518,200)	(7,283,146)	N/A	N/A
Net decrease	(216,982)	(166,642)	N/A	N/A
Class C:
Shares sold	395,478	1,034,911	N/A	N/A
Shares reinvested	N/A	413,251	N/A	N/A
Shares redeemed	(527,910)	(1,520,224)	N/A	N/A
Net decrease	(132,432)	(72,062)	N/A	N/A
Class I:
Shares sold	1,756,552	2,994,686	N/A	15,197
Shares reinvested	N/A	654,866	N/A	14,035
Shares redeemed	(3,213,505)	(3,493,744)	(252)	(6,120)
Net increase (decrease)	(1,456,953)	155,808	(252)	23,112
Class Y:
Shares sold	9,150,009	15,460,624	N/A	N/A
Shares reinvested	N/A	1,455,685	N/A	N/A
Shares redeemed	(5,901,581)	(16,672,274)	N/A	N/A
Net increase	3,248,428	244,035	N/A	N/A
Class Z:
Shares sold	N/A	N/A	38,127	68,420
Shares reinvested	N/A	N/A	N/A	53,153
Shares redeemed	N/A	N/A	(28,570)	(17,757)
Net increase	N/A	N/A	9,557	103,816

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Funds’ Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at June 30, 2022 is presented on a gross basis in the Schedules of Investments and Statements of Assets and

79

VANECK FUNDS

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of June 30, 2022:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Emerging Markets Bond Fund	$564,585	$523,371	$52,438	$575,809
Emerging Markets Fund	33,097,412	9,369,968	26,444,357	35,814,325
Emerging Markets Leaders Fund	164,018	–	168,523	168,523
Environmental Sustainability Fund	292,069	132,549	168,307	300,856
Global Resources Fund	111,942,953	36,602,076	80,338,771	116,940,847
International Investors Gold Fund	24,204,669	17,883,292	8,221,020	26,104,312
VanEck Morningstar Wide Moat Fund	378,455	–	401,896	401,896

The following table presents money market fund investments held as collateral by type of security on loan as of June 30, 2022:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Emerging Markets Bond Fund	$523,371
Emerging Markets Fund	9,369,968
Environmental Sustainability Fund	132,549
Global Resources Fund	36,602,076
International Investors Gold Fund	17,883,292

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit—The Trust participates with VanEck VIP Trust (another registered investment company managed by Adviser) (the “VE/VIP Funds”) in a $30 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Funds and other temporary or emergency purposes. The participating VE/VIP Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the participating VE/VIP Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ended June 30, 2022, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Emerging Markets Bond Fund	5	$172,611	1.81%
Emerging Markets Fund	84	9,057,018	2.01
International Investors Gold Fund	10	6,374,022	1.93
VanEck Morningstar Wide Moat Fund	2	314,786	1.43

Outstanding loan balances as of June 30, 2022, if any, are reflected in the Statements of Assets and Liabilities.

Note 11—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Deferred Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of eligible Funds of the Trust, or other registered investment companies managed by the Adviser, which include VanEck Vectors ETF Trust and VanEck VIP Trust, as directed by the Trustees.

The expense of the Deferred Plan is included in “Trustees’ fees and expenses” on the Statements of Operations. The liability for the Deferred Plan is shown as “Deferred Trustees’ fees” in the Statements of Assets and Liabilities.

80

Note 12—Subsequent Event Review—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

81

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2022 (unaudited)

CM COMMODITY INDEX FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2022, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Absolute Return Advisers Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 3, 2022 and June 23, 2022, specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2021 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2021 with (i) the Morningstar Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information concerning the Adviser’s compliance program and resources;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;
82

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for the Fund;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for the Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of the Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2021, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2021. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

83

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2022 (unaudited) (continued)

In considering the Fund’s performance, the Board noted that the Fund seeks to track, before fees and expenses, the performance of the UBS Bloomberg Constant Maturity Commodity Total Return Index (the “UBS Index”) and that the Class Y shares of the Fund had underperformed the UBS Index for the one-, three-, five- and ten-year periods. The Board further noted that the Fund’s expenses, which were not similarly borne by the UBS Index, were one of the factors that attributed to the Fund’s underperformance relative to the UBS Index. The Board also noted that the Class Y shares of the Fund had outperformed its Peer Group and Morningstar Category medians for the one-, three-, five-, and ten-year periods. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the fee rate payable for advisory services was equal to the median advisory fee rate for the Fund’s Peer Group and more than the median advisory fee rate for the Fund’s Morningstar Category. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements was lower than the median total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2023 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

84

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2022 (unaudited)

EMERGING MARKETS BOND FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2022, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 3, 2022 and June 23, 2022, specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2021 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2021 with (i) the Morningstar Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;
85

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2022 (unaudited) (continued)

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for the Fund;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for the Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of the Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2021, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2021. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Peer Group and Morningstar Category (for example, with respect to

86

investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had outperformed the median of its Morningstar Category and Peer Group for the three- and five-year periods and underperformed the median of its Peer Group and Morningstar Category for the one-year period. The Board also noted that the Class Y shares of the Fund had outperformed its benchmark index for the one-, three- and five-year periods. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, were higher than the median advisory fee rates and total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund’s portfolio and that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2023 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

87

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2022 (unaudited)

EMERGING MARKETS FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2022, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 3, 2022 and June 23, 2022, specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2021 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2021 with (i) the Morningstar Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;
88

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for the Fund, including how the Adviser integrates non accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for the Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of the Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2021, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of

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VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2022 (unaudited) (continued)

December 31, 2021. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

In considering the Fund’s performance, the Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had underperformed the median of its Peer Group for the one-and three-year periods and outperformed the median of its Peer Group for the five- and ten-year periods. The Board also noted that the Class Y shares of the Fund had underperformed the Morningstar Category median for the one-, three-, and five-year periods and outperformed its Morningstar Category median for the ten-year period. The Board further noted that the Class Y shares of the Fund had underperformed its benchmark index for the one-, three- and five-year periods and outperformed the benchmark index for the ten-year period. In agreeing to renew the Advisory Agreement, the Board acknowledged that performance information and considered it, and other relevant information provided in response to inquiries by the Board.

In considering the Fund’s advisory fee, the Board noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was lower than the median advisory fee rates of its Morningstar Category and Peer Group. The Board also noted that the Fund’s total expense ratio, net of waivers or reimbursements, was above the median of its Morningstar Category and below the median total expense ratio of its Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2023 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors

90

and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

91

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2022 (unaudited)

EMERGING MARKETS LEADERS FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2021, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). On February 28, 2022, the Fund commenced operations. On June 23, 2022, the Board approved the continuation of the Advisory Agreement. Information regarding the material factors considered and related conclusions reached by the Board in initially approving the Fund’s Advisory Agreement, and in approving its continuation, is set forth below.

In considering the initial approval and continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser in response to requests by the Independent Trustees for meetings of the Board held on June 23, 2021 (for the initial approval) and June 23, 2022 (for the continuation), specifically for the purpose of considering the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract approval and renewal processes, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A description of the Advisory Agreement and descriptions of the services to be provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report comparing the management fees of the Fund with those of other funds with similar investment strategies managed by other investment advisers;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices;

■	Information regarding the procedures to be used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees, including reports regarding the administration of the Adviser’s code of ethics and the Adviser’s policy with respect to investments in the Fund by the Adviser’s investment personnel;

■	Information regarding the nature, quality, extent and cost of the investment management, administrative and other non-investment management services to be provided by the Adviser;
92

■	Information regarding the nature, quality and extent of the services to be performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; and

■	Information regarding the terms of the Advisory Agreement and the services to be performed thereunder.

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In assessing the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of the Advisory Agreement.

Performance. At the June 23, 2022 Meeting, the Board considered performance results for the Fund for the period since its inception. The Board acknowledged that the Fund had recently commenced operations.

Fees and Expenses. At the June 23, 2021 Meeting, the Board considered the reasonableness of the fees, including the management fee, and considered the fees in comparison to other funds with similar investment emerging markets strategies managed by other investment advisers. The Board concluded that the management fee to be charged to the Fund was reasonable.

Profitability and Economies of Scale. The Board considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex. The Board considered the profits realized by the Adviser in managing other mutual funds in the VanEck Complex and did not review profitability information about the Fund because the Fund had only recently commenced operations.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the Advisory Agreement, and its continuation, and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the Advisory Agreement for the Fund and the continuation of the Advisory Agreement for an additional one-year period.

93

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2022 (unaudited)

ENVIRONMENTAL SUSTAINABILITY FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2022, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 3, 2022 and June 23, 2022, specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2021 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2021 with (i) the Morningstar Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;
94

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for the Fund;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for the Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of the Advisory Agreement.

Investment Performance and Fund Expenses. The advisory fee and expense ratio data from Broadridge that is described below for the Fund is based on data for a representative class of shares of the Fund. The advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2021. The Board noted that the Fund has not been in operation for a full fiscal year, and as such did not have Broadridge performance data to report. The Board also considered the Fund’s performance for the periods since the Fund’s inception and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

In considering the Fund’s advisory fee, the Board noted that the fee rate payable for advisory services was equal to the median advisory fee rates of the Fund’s Peer Group, and higher than the median of the fee rate payable for advisory services of the Fund’s Morningstar Category. The Board noted that the Fund’s total expense ratio, net of waivers or reimbursements, was higher than the median of the Fund’s Morningstar

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VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2022 (unaudited) (continued)

Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2023 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions).

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

96

VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2022 (unaudited)

GLOBAL RESOURCES FUND
INTERNATIONAL INVESTORS GOLD FUND
(each, a “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2022, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (each, an “Advisory Agreement”) between each Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of each Fund’s Advisory Agreement is set forth below.

In considering the continuation of each Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 3, 2022 and June 23, 2022, specifically for the purpose of considering the continuation of the Advisory Agreement. Although the Advisory Agreements for the Funds were considered at the same Board meetings, the Board considered the information provided to it about the Funds together and with respect to each Fund separately as the Board deemed appropriate. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of each Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for each Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2021 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2021 with (i) the Morningstar Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for each Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);
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VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2022 (unaudited) (continued)

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to each Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for each Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for each Fund, including how the Adviser integrates non accounting based information (including, but not limited to “environmental, social and governance” factors) and the non-security selection, non-portfolio construction activities of the investment teams, such as engagement with portfolio companies and industry group participation;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for each Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for each Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of each Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board

98

concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of each Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for each Fund is based on data for a representative class of shares of each Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2021, and the advisory fee and expense ratio data is as of the Funds’ fiscal year end of December 31, 2021. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between each Fund and the other funds in the Funds’ Peer Group and Morningstar Category (for example, with respect to investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Funds’ performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

Global Resources Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had outperformed its Peer Group median for the three-year period and underperformed its Peer Group median for the one-, five-, and ten-year periods. The Board noted that the Class Y shares of the Fund had underperformed its Morningstar Category median for the one-, three-, five- and ten-year periods. The Board also noted that the Class Y shares of the Fund had outperformed its benchmark index for the three- and five-year periods and underperformed its benchmark for the one- and ten-year periods. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board noted that the total expense ratio, net of waivers or reimbursements, was higher than the median of the total expense ratios of the Fund’s Morningstar Category and Peer Group. The Board noted that the fee rate payable for advisory services was higher than the median advisory fee rates for the Fund’s Peer Group and Morningstar Category. The Board also noted that the Adviser makes use of a complex and unique proprietary strategy for managing the Fund and the Adviser has agreed to waive fees or pay expenses of the Fund through April 30, 2023 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

International Investors Gold Fund. The Board noted, based on a review of comparative annualized total returns, that the Class Y shares of the Fund had outperformed its Morningstar Category median and Peer Group median for the three-, five-, and ten-year periods and underperformed its Morningstar Category median and Peer Group median for the one-year period. The Board also noted that the Class Y shares of the Fund had underperformed its benchmark index for the one- and five-year periods and had outperformed its benchmark index for the three- and ten-year period. The Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

The Board also noted that the Fund pays an advisory fee, as well as a separate administrative fee. The Board further noted that the fee rate payable for advisory services was less than the median advisory fee rate of its Peer Group and higher than the median advisory fee rate of its Morningstar Category. The Board noted that the Fund’s total expense ratio, net of waivers or reimbursements was higher than the median advisory fee rate of its Morningstar Category and lower than the median of its Peer Group. The Board further noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2023 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified

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VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2022 (unaudited) (continued)

maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing each Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser from managing each Fund supported the renewal of the respective Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows and whether each Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that each fee schedule was appropriate. The Board also considered that each Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for each Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of each Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for each Fund for an additional one-year period.

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VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2022 (unaudited)

VANECK MORNINGSTAR WIDE MOAT FUND
(the “Fund”)

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that an investment advisory agreement between a fund and its investment adviser may continue in effect from year to year only if its continuance is approved, at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund as defined in the 1940 Act (the “Independent Trustees”), at a meeting called for the purpose of considering such approval. On June 23, 2022, the Board of Trustees (the “Board”) of VanEck Funds (the “Trust”), including a majority of the Independent Trustees, approved the continuation of the existing advisory agreement (the “Advisory Agreement”) between the Fund and its investment adviser, Van Eck Associates Corporation (together with its affiliated companies, the “Adviser”). Information regarding the material factors considered and related conclusions reached by the Board in approving the continuation of the Fund’s Advisory Agreement is set forth below.

In considering the continuation of the Advisory Agreement, the Board reviewed and considered information that had been provided by the Adviser throughout the year at meetings of the Board and its committees, including information requested by the Independent Trustees and furnished by the Adviser for meetings of the Board held on June 3, 2022 and June 23, 2022, specifically for the purpose of considering the continuation of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel throughout the year, including during the contract renewal process, and met with independent legal counsel in executive sessions outside the presence of management. The written and oral reports provided to the Board pertaining to the continuation of the Advisory Agreement included, among other things, the following:

■	Information about the overall organization of the Adviser and the Adviser’s short-term and long-term business plans with respect to its mutual fund operations and other lines of business;

■	The consolidated financial statements of the Adviser for the past two fiscal years;

■	A copy of the Advisory Agreement and descriptions of the services provided by the Adviser thereunder;

■	Information regarding the qualifications, education and experience of the investment professionals responsible for portfolio management, investment research and trading activities for the Fund, the structure of their compensation and the resources available to support these activities;

■	A report prepared by Broadridge Financial Solutions (“Broadridge”), an independent consultant, comparing the Fund’s investment performance net of expenses for a representative class of shares (including, where relevant, total returns, standard deviations, Sharpe ratios, information ratios, beta and alpha) for the one-, three-, five- and ten-year periods (as applicable) ended December 31, 2021 with the investment performance of (i) a universe of mutual funds selected by Broadridge with similar investment characteristics (the “Morningstar Category”), (ii) a sub-group of funds selected from the Morningstar Category by Broadridge further limited to approximate more closely the Fund’s investment style, share class characteristics, and asset levels (the “Peer Group”) and (iii) an appropriate benchmark index;

■	A report prepared by Broadridge comparing the advisory fees and other expenses of a representative class of shares of the Fund during its fiscal year ended December 31, 2021 with (i) the Morningstar Category and (ii) Peer Group;

■	An analysis of the profitability of the Adviser with respect to its services for the Fund and the VanEck complex of mutual funds as a whole (the “VanEck Complex”);

■	Information regarding other investment products and services offered by the Adviser involving investment objectives and strategies similar to the Fund (“Comparable Products”), including the fees charged by the Adviser for managing the Comparable Products, a description of material differences and similarities in the services provided by the Adviser for the Fund and the Comparable Products, the sizes of the Comparable Products and the identity of the individuals responsible for managing the Comparable Products;
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VANECK FUNDS

APPROVAL OF ADVISORY AGREEMENT

June 30, 2022 (unaudited) (continued)

■	Information concerning the Adviser’s compliance program and resources;

■	Information with respect to the Adviser’s brokerage practices, including the Adviser’s processes for monitoring best execution of portfolio transactions and the benefits received by the Adviser from research acquired with soft dollars;

■	Information regarding the procedures used by the Adviser in monitoring the valuation of portfolio securities;

■	Information regarding how the Adviser safeguards the confidentiality and integrity of its data and files, cybersecurity, overall business continuity and other operational matters;

■	Information regarding the Adviser’s policies and practices with respect to personal investing by the Adviser and its employees;

■	Information regarding the Adviser’s investment process for the Fund;

■	Information regarding the Adviser’s role as the administrator of the Trust’s liquidity risk management program;

■	Information about shareholder servicing arrangements for the Fund with various intermediaries, as well as revenue sharing arrangements involving the Adviser and not paid by the Fund;

■	Descriptions of other administrative and other non-investment management services provided by the Adviser for the Fund, including the Adviser’s activities in managing relationships with the Fund’s custodian, transfer agent and other service providers; and

■	Other information provided by the Adviser in its response to a comprehensive questionnaire from the Independent Trustees.

Nature, Extent, Quality of Services. In determining whether to approve the continuation of the Advisory Agreement, the Board considered, among other things, the following: (1) the nature, quality, extent and cost of the investment management, administrative and other non-investment management services provided by the Adviser; (2) the nature, quality and extent of the services performed by the Adviser in interfacing with, and monitoring the services performed by, third parties, such as the Fund’s custodian, transfer agent, sub-transfer agents and independent auditor, and the Adviser’s commitment and efforts to review the quality and pricing of third party service providers to the Fund with a view to reducing non-management expenses of the Fund; (3) the terms of the Advisory Agreement and the services performed thereunder; (4) the willingness of the Adviser to limit the overall expenses of the Fund from time to time, if necessary or appropriate, by means of waiving all or a portion of its fees and/or paying expenses of the Fund; (5) the quality of the services, procedures and processes used to determine the value of the Fund’s assets and the actions taken to monitor and test the effectiveness of such services, procedures and processes; (6) the ongoing efforts of, and resources devoted by, the Adviser with respect to the development and implementation of a comprehensive compliance program; (7) the responsiveness of the Adviser to inquiries from, and examinations by, regulatory authorities, including the Securities and Exchange Commission; (8) the resources committed by the Adviser to information technology and cybersecurity; and (9) the ability of the Adviser to attract and retain quality professional personnel to perform investment advisory and administrative services for the Fund. The Board concluded that the nature, extent and quality of the services provided by the Adviser supported the renewal of the Advisory Agreement.

Investment Performance and Fund Expenses. The performance data and the advisory fee and expense ratio data from Broadridge that is described below for the Fund is based on data for a representative class of shares of the Fund. The performance data is net of expenses for periods on an annualized basis ended December 31, 2021, and the advisory fee and expense ratio data is as of the Fund’s fiscal year end of December 31, 2021. The Board found the data provided by Broadridge generally useful, but it recognized the limitations of such data, including, in particular, that notable differences may exist between the Fund and the other funds in the Fund’s Peer Group and Morningstar Category (for example, with respect to

102

investment objective(s) and investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the Peer Group and Morningstar Category. The Board also considered the Fund’s performance for periods subsequent to the performance period covered by the Broadridge reports, and considered the Adviser’s assessment of the same. The Board also considered benefits, other than the receipt of fees under the Advisory Agreement, that may be derived by the Adviser from serving as investment adviser to the Fund and the Trust.

In considering the Fund’s performance, the Board noted that the Fund seeks to track, before fees and expenses, the performance and yield performance of the Morningstar Wide Moat Focus Index (the “Morningstar Index”). The Board noted that the Class Z shares of the Fund had underperformed the median of its Peer Group for the one-year period and outperformed its Peer Group median for the three-year period. The Board noted that the Fund had also underperformed its Morningstar Category for the one- and three-year periods. The Board also noted that the Class Z shares of the Fund had underperformed the Morningstar Index for the one- and three-year period. The Board further noted that the Fund’s expenses, which were not similarly borne by the Morningstar Index, were one of the factors that attributed to the Fund’s underperformance relative to the Morningstar Index. On the basis of the foregoing and other relevant information provided in response to inquiries by the Board, the Board concluded that the performance of the Fund supported the renewal of the Advisory Agreement.

In considering the Fund’s advisory fee, the Board noted that the fee rate payable for advisory services and the total expense ratio, net of waivers or reimbursements, for the Fund were higher than the median advisory fee rate and total expense ratio of the Fund’s Morningstar Category and Peer Group. The Board also noted that the Adviser has agreed to waive all or a portion of its advisory fees and/or pay expenses of the Fund through April 30, 2023 to the extent necessary to prevent the expense ratio of the Fund from exceeding a specified maximum amount (subject to certain exclusions). The Board also considered the advisory fee charged to the Fund as compared to the fees charged to the Comparable Products, noting the differences in the services provided to the Fund as compared to those other products.

On the basis of the foregoing, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the advisory fee rate charged to the Fund is reasonable.

Profitability and Economies of Scale. The Board considered the profits, if any, realized by the Adviser from managing the Fund and other mutual funds in the VanEck Complex and the methodology used to determine such profits. The Board noted that the levels of profitability reported on a fund-by-fund basis varied widely depending on such factors as the size, type of fund and operating history. Based on its review of the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the profits realized by the Adviser supported the renewal of the Advisory Agreement. In this regard, the Board also considered the extent to which the Adviser may realize economies of scale, if any, as the Fund grows and whether the Fund’s fee schedule reflects any economies of scale for the benefit of shareholders, and concluded that the fee schedule was appropriate. The Board also considered that the Fund benefits from economies of scale through lower fees charged by third party service providers based on the combined size of the VanEck Complex.

Conclusion. In determining the material factors to be considered in evaluating the Advisory Agreement for the Fund and the weight to be given to such factors, the members of the Board relied upon their own business judgment, with the advice of independent legal counsel. The Board did not consider any single factor as controlling in determining whether to approve the continuation of the Advisory Agreement and each member of the Board may have placed varying emphasis on particular factors in reaching a conclusion. Moreover, this summary description does not necessarily identify all of the factors considered or conclusions reached by the Board. Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board unanimously approved the continuation of the Advisory Agreement for the Fund for an additional one-year period.

103

VANECK FUNDS

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

(unaudited)

In accordance with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Funds have adopted and implemented a Liquidity Risk Management Program, (the “Program”) and the Funds’ Board has designated each Fund’s Adviser as the administrator of the Program. Each Fund’s Adviser administers the Program through its Liquidity Committee. The purpose of the Program is to outline the techniques, tools and arrangements employed for the management of liquidity risk within the Funds, and the terms, contents and frequency of reporting and escalation of any issues to the Board. The Liquidity Rule defines liquidity risk as the risk that a fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund. Liquidity is managed taking account of the investment strategy, liquidity profile, and redemption policy and history of the Funds, with the objective of maintaining a level of liquidity that is appropriate in light of each Fund’s obligations to its shareholders. The Program assesses liquidity risk under both normal and stressed market conditions.

The Board reviewed a report (the “Report”) prepared by each Fund’s Adviser regarding the operation and effectiveness of the Program for the period January 1, 2021 to December 31, 2021 (the “Review Period”). The Report noted that during the Review Period, the Funds maintained a high level of liquidity and primarily held assets that are defined under the Liquidity Rule as “Highly Liquid Investments.” The Report also noted significant market volatility occurring during a portion of the Review Period and the effectiveness of the Funds’ liquidity risk management during such time. As a result, the Funds have not adopted a “Highly Liquid Investment Minimum,” as defined under the Liquidity Rule. A Highly Liquid Investment is defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

During the Review Period, there were no liquidity events that materially affected the performance of the Funds or their ability to timely meet redemptions without dilution to existing shareholders, and each Fund’s Adviser provided its assessment that the program had been effective in managing each fund’s liquidity risk. Further information on liquidity risks applicable to the Fund can be found in each Fund’s prospectus.

104

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the Fund’s prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. To obtain a prospectus, which contains this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus carefully before investing.

Additional information about the VanEck Funds (the “Trust”) Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at https://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	VanEck Associates Corporation
Distributor:	VanEck Securities Corporation
	666 Third Avenue, New York, NY 10017 vaneck.com
Account Assistance:	800.544.4653	VEFUNDSSAR

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

Information included in Item 1.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

Item 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(a)(3)

Ernst & Young LLP (EY) served as the independent registered public accounting firm for the VanEck Funds (comprising of CM Commodity Index Fund, Emerging Markets Bond Fund, Emerging Markets Fund, Environmental Sustainability Fund, Global Resources Fund, International Investors Gold Fund, VanEck Morningstar Wide Moat Fund and VanEck NDR Managed Allocation Fund) for the fiscal years ended December 31, 2020 and December 31, 2021. EY’s reports on the financial statements for the fiscal years ended December 31, 2020 and December 31, 2021 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. Through March 17, 2022, the date of dismissal, and during such fiscal year-ends, (i) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which agreements, if not resolved to the satisfaction of EY, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for period, and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 17, 2022, the Audit Committee and the Trust’s Board of Trustees approved the engagement of PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Funds’ fiscal year ending December 31, 2022, thereby replacing EY effective upon completion of their December 31, 2021 audits and issuance of their reports thereon. Through March 17, 2022 and during the Funds’ fiscal years ended December 31, 2020 and December 31, 2021, neither the Trust nor the Funds’, nor anyone in their behalf, consulted with PwC on items which: (1) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

The Funds have requested that Ernst & Young furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter is filed as an Exhibit to this Form N-CSR.

(a)(4)	The Ernst & Young Letter: SEC Filing Response - Change in auditors - VanEck Funds is attached as EX-99.EY-SEC FILING RESPONSE - CHANGE IN AUDITORS

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK FUNDS

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date September 8, 2022

By (Signature and Title)	/s/ John J. Crimmins, Treasurer & Chief Financial Officer

Date September 8, 2022